As filed with the Securities and Exchange Commission on October 12, 2004
                                             Securities Act File No. 333-______
                                      Investment Company Act File No. 811-_____
________________________________________________________________________________


                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                             _____________________

                                    FORM N-2
                             _____________________



        |X| Registration Statement under the Securities Act of 1933 |_| Pre-Effective Amendment No. |_|
                 Post-Effective Amendment No.
                                   and/or
        |X|      Registration Statement under the Investment
                 Company Act of 1940 |_| Amendment No.

                    FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
               (Exact Name of Registrant as Specified in Charter)

                             _____________________

                           2455 Corporate West Drive
                             Lisle, Illinois 60532
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (630) 505-3736

                                Nicholas Dalmaso
                             Claymore Advisors, LLC
                                 2455 Corporate
                             Lisle, Illinois 60532
                    (Name and Address of Agent for Service)
                             _____________________

                                   Copies to:

                      Thomas A. Hale and Charles B. Taylor
                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 W. Wacker Drive
                            Chicago, Illinois 60606


     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. ?

     It is proposed that this filing will become effective (check appropriate box):

         |X|   When declared effective pursuant to section 8(c).

         If appropriate, check the following box:

         [ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

         [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ?.

                          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
----------------------- --------------------- -------------------- --------------------- --------------------
     Title of Being                                                                            Amount of
      Registered              Amount Being      Offering Price Per   Aggregate Offering       Registration
      Securities              Registered              Share              Price (1)                Fee
----------------------- --------------------- -------------------- --------------------- --------------------
 Common Shares, $.01       50,000 Shares            $20.00              $1,000,000             $126.70
      par value
----------------------- --------------------- -------------------- --------------------- --------------------


(1) Estimated solely for the purpose of calculating the registration fee.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

===============================================================================
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================


                             Subject to Completion
                 Preliminary Prospectus dated October 12, 2004

PROSPECTUS
----------

[FIDUCIARY ASSET MANAGEMENT LOGO]                               [CLAYMORE LOGO]

                                        Shares
                    Fiduciary/Claymore MLP Opportunity Fund
                                 Common Shares
                               [$20.00] Per share
                               __________________

     Investment Objective. Fiduciary/Claymore MLP Opportunity Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund has been structured to seek to provide an efficient vehicle through which its shareholders may invest in a portfolio of publicly traded securities of master limited partnerships ("MLPs") and entities related to MLP (collectively with MLPs, "MLP entities"). MLPs combine the tax benefits of limited partnerships with the liquidity of publicly traded securities. The Fund believes that as a result of the tax characterization of cash distributions made by MLPs to their investors, such as the Fund, a significant portion of the Fund's income will be tax-deferred, which will allow distributions by the Fund to its shareholders to include high levels of tax-deferred income. There can be no assurance that the Fund will achieve its investment objective.

     Investment Parameters. Under normal market conditions after the invest-up period, the Fund will invest at least [80]% of its total managed assets in MLP entities and will invest at least [65]% of its total managed assets in equity securities of MLP entities. The Fund anticipates that a substantial portion of the MLP entities in which the Fund invests will be engaged primarily in the energy, natural resources and real estate sectors of the economy. The Fund may also invest in common stock of large capitalization companies, including companies engaged primarily in such sector. To seek to generate current income and gains, the Fund may employ an option strategy of writing (selling) covered call options on common stocks held in the Fund's portfolio. The Fund may pursue such option strategy to a greater extent during the period in which the Fund is initially investing the proceeds from this offering in securities of MLP entities. The Fund may invest up to [40]% of its total managed assets in unregistered or otherwise restricted securities, including up to [20]% of its total managed assets in securities issued by non-public companies. The Fund may invest a total of up to [25]% of its total managed assets in debt securities of MLP entities and non-MLP issuers, including securities rated below investment grade.

     Investment Adviser and Sub-Adviser. The Fund's investment adviser is Claymore Advisors, LLC (the "Adviser"). Fiduciary Asset Management, LLC (the "Sub-Adviser") serves as the Fund's investment sub-adviser and is responsible for the management of the Fund's portfolio of securities. (continued on following page)

     INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS THAT ARE DESCRIBED IN THE "RISKS" SECTION BEGINNING ON PAGE [ ] OF THIS PROSPECTUS.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                            ________________________

                                                          Per Share       Total
                                                          ---------       -----
    Public Offering Price.............................     [$20.00]         $
    Sales Load (1)....................................        $             $
    Estimated Offering Costs (2)......................        $             $
    Proceeds to the Fund (3)..........................        $             $

                                                      (notes on following page)

                          [Claymore Securities, Inc.]
                            ________________________

                 The date of this Prospectus is         , 2004

(Continued from previous page)

     Financial Leverage. The Fund may seek to enhance the level of its current distributions by the use of financial leverage through the issuance of preferred shares ("Preferred Shares"), through the issuance of commercial paper or other forms of debt ("Borrowings") or through a combination of Preferred Shares and Borrowings (collectively "Financial Leverage") The aggregate amount of Financial leverage, if any, is not expected to exceed [33 ?]% of the Fund's total assets after such issuance. The Fund may also borrow in excess of such limit for temporary purposes such as the settlement of transactions. So long as the net rate of return on the Fund's investments purchased with the proceeds of Financial Leverage exceeds the cost of such Financial Leverage, such excess amounts will be available to pay higher distributions to holders of the Fund's common shares. Any use of Financial Leverage must be approved by the Fund's Board of Trustees. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed. See "Use of Financial Leverage."

     NO PRIOR HISTORY. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. COMMON SHARES OF CLOSED-END FUNDS FREQUENTLY TRADE AT PRICES LOWER THAN THEIR NET ASSET VALUE. THE RISK OF LOSS DUE TO THIS DISCOUNT MAY BE GREATER FOR INITIAL INVESTORS EXPECTING TO SELL THEIR COMMON SHARES IN A RELATIVELY SHORT PERIOD AFTER THE COMPLETION OF THE PUBLIC OFFERING.

     Because of the unique characteristics of MLP investments, the Fund is not eligible to be treated as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Instead, the Fund will be treated as a regular corporation for U.S. federal income tax purposes and, as a result, unlike most investment companies, will be subject to corporate income tax to the extent the Fund recognizes taxable income. However, the Fund believes that as a result of the tax characterization of cash distributions made by MLPs, a significant portion of the Fund's income will be tax-deferred, which will allow distributions by the Fund to its shareholders to include high levels of tax-deferred income.

     The Fund expects the common shares to be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "[ ]."

     The underwriters expect to deliver the Common Shares to purchasers on or
about      , 2004. The underwriters named in this Prospectus have the option to
purchase up to          additional Common Shares from the Fund in certain
circumstances.

     You should read this Prospectus, which contains important information about the Fund that you should know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information,
dated         , 2004, containing additional information about the Fund,
has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page [ ] of this Prospectus, by calling (800) 345-7999 or by writing the Fund, or you may obtain a copy (and other information regarding the Fund) from the SEC's web site (http://www.sec.gov).

     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)

(1) [Description of any expense reimbursement, fees]. The total amount of the foregoing payments will not exceed 4.5% of the total price to the public of the Common Shares sold in this offering. See "Underwriting."
(2) To the extent that aggregate offering expenses are less than [$.04] per common share, up to .15% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services they provide to the Fund. Claymore Securities, Inc. is an affiliate of the Adviser. See "Underwriting."
(3) Total expenses of the common share offering paid by the Fund (which do not include the sales load) are estimated to be $ , which represents [$.04] per Common Share issued. The Fund's Adviser and Sub-Adviser have agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including the partial reimbursement of the expenses of the underwriters) that exceed [$.04] per Common Share, such amounts to be allocated between the Adviser and the Sub-Adviser as agreed by such parties.

                               TABLE OF CONTENTS

                                                                           Page
Prospectus Summary............................................................
Summary of Fund Expenses......................................................
The Fund......................................................................
Use of Proceeds...............................................................
Investment Objective and Policies.............................................
The Fund's Investments........................................................
Risks.........................................................................
Management of the Fund........................................................
Net Asset Value...............................................................
Dividends and Distributions...................................................
Automatic Dividend Reinvestment Plan..........................................
Description of the Shares.....................................................
Anti-Takeover and Other Provisions in the Fund's Governing Documents..........
Closed-End Fund Structure.....................................................
Repurchase of Common Shares; Conversion to Open-End Fund......................
U.S. Federal Income Tax Considerations........................................
Underwriting..................................................................
Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent........
Legal Matters.................................................................
Additional Information........................................................
Privacy Principles of the Fund................................................
Table of Contents of the Statement of Additional Information..................


         YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR INCORPORATED BY REFERENCE IN THIS PROSPECTUS. WE HAVE NOT, AND THE UNDERWRITERS HAVE NOT, AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. WE ARE NOT, AND THE UNDERWRITERS ARE NOT, MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

                               PROSPECTUS SUMMARY

         This is only a summary of information contained elsewhere in this prospectus. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should carefully read the more detailed information contained in this prospectus and the Statement of Additional Information, dated , 2004 (the "SAI"), especially the information set forth under the headings "Investment Objective and Policies" and "Risks."

The Fund...............................      Fiduciary/Claymore MLP Opportunity
                                             Fund (the "Fund") is a newly
                                             organized, non-diversified,
                                             closed-end management investment
                                             company. The Fund's investment
                                             objective is to provide a high
                                             level of after-tax total return
                                             with an emphasis on current
                                             distribution paid to shareholders.
                                             The Fund's investment adviser is
                                             Claymore Advisors, LLC (the
                                             "Adviser"). Fiduciary Asset
                                             Management, LLC (the
                                             "Sub-Adviser") serves as the
                                             Fund's investment sub-adviser and
                                             is responsible for the management
                                             of the Fund's portfolio of
                                             securities.

The Offering...........................      The Fund is offering common shares
                                             of beneficial interest, par value
                                             $.01 per share ("Common Shares"),
                                             at [$20.00] per share through a
                                             group of underwriters (the
                                             "Underwriters") led by       . The
                                             common shares of beneficial
                                             interest are called "Common
                                             Shares" and the holders of Common
                                             Shares are called "Common
                                             Shareholders" throughout this
                                             Prospectus. You must purchase at
                                             least 100 Common Shares ([$2,000])
                                             in order to participate in the
                                             offering. The Fund has given the
                                             Underwriters an option to purchase
                                             up to         additional Common
                                             Shares to cover orders in excess
                                             of        Common Shares. See
                                             "Underwriting." The Adviser and
                                             Sub-Adviser have agreed to (i) pay
                                             all of the organizational costs of
                                             the Fund and (ii) pay all of the
                                             offering costs of the Fund (other
                                             than sales load but including a
                                             partial reimbursement of certain
                                             underwriting expenses) that exceed
                                             [$.04] per Common Share, such
                                             amounts to be allocated between
                                             the Adviser and Sub-Adviser as
                                             agreed by such parties. To the
                                             extent that aggregate offering
                                             expenses are less than [$.04] per
                                             Common Share, up to .15% of the
                                             public offering price of the
                                             securities sold in this offering,
                                             up to such expense limit, will be
                                             paid to Claymore Securities, Inc.
                                             as reimbursement for the
                                             distribution services they provide
                                             to the Fund. Claymore Securities,
                                             Inc. is an affiliate of the
                                             Adviser. See "Underwriting."

Investment Objective
and Policies...........................      The Fund's investment objective is
                                             to provide a high level of
                                             after-tax total return with an
                                             emphasis on current distribution
                                             paid to shareholders. The "total
                                             return" sought by the Fund
                                             includes appreciation in the net
                                             asset value of the Fund's Common
                                             Shares and all distributions made
                                             by the Fund to its Common
                                             Shareholders, regardless of the
                                             tax characterization of such
                                             distributions. The Fund has been
                                             structured to seek to provide an
                                             efficient vehicle through which
                                             its shareholders may invest in a
                                             portfolio of publicly traded
                                             securities of master limited
                                             partnerships ("MLPs") and entities
                                             related to MLPs (collectively with
                                             MLPs, "MLP entities"). MLPs
                                             combine the tax benefits of
                                             limited partnerships with the
                                             liquidity of publicly traded
                                             securities. The Fund believes that
                                             as a result of the tax
                                             characterization of cash
                                             distributions made by MLPs to
                                             their investors, such as the Fund,
                                             a significant portion of the
                                             Fund's income will be
                                             tax-deferred, which will allow
                                             distributions by the Fund to its
                                             shareholders to include high
                                             levels of tax-deferred income.
                                             There can be no assurance that the
                                             Fund will achieve its investment
                                             objective.

Portfolio Investment
Parameters.............................      Under normal market conditions
                                             after the invest-up period, the
                                             Fund will invest at least [80]% of
                                             its total managed assets in MLP
                                             entities, and will invest at least
                                             [65]% of its total managed assets
                                             in equity securities of MLP
                                             entities. "Managed assets" of the
                                             Fund includes the total assets of
                                             the Fund, including any assets
                                             obtained through leverage, minus
                                             liabilities, excluding those
                                             representing leverage. "Equity
                                             securities" of MLP entities
                                             include MLP common units, MLP
                                             subordinated units, MLP I-Shares,
                                             MLP general partner interests and
                                             equity securities of MLP
                                             affiliates. The Fund anticipates
                                             that a substantial portion of the
                                             MLP entities in which the Fund
                                             invests will be engaged primarily
                                             in the energy, natural resources
                                             and real estate sectors of the
                                             economy.

                                             The Fund may also invest in common
                                             stocks of large capitalization ,
                                             including companies engaged in the
                                             energy, natural resources and real
                                             estate sectors. To seek to
                                             generate current income and gains,
                                             the Fund may employ an option
                                             strategy of writing (selling)
                                             covered call options on common
                                             stocks held in the Fund's
                                             portfolio. The Fund may pursue
                                             such option strategy to a greater
                                             extent during the period in which
                                             the Fund is initially investing
                                             the proceeds from this offering in
                                             securities of MLP entities.

                                             The Fund may invest up to [40]% of
                                             its total managed assets in
                                             unregistered or otherwise
                                             restricted securities, which may
                                             consist of equity securities of
                                             MLP entities and other securities
                                             of public and non-public
                                             companies, provided that the Fund
                                             will not invest more than [20]% of
                                             its total managed assets in
                                             restricted securities issued by
                                             non-public companies.

                                             The Fund may invest a total of up
                                             to [25]% of its total managed
                                             assets in debt securities of MLP
                                             entities and other issuers,
                                             including debt securities rated
                                             below investment grade (that is,
                                             rated Ba or lower by Moody's
                                             Investors Service, Inc.
                                             ("Moody's"); BB or lower by
                                             Standard & Poor's Ratings Group
                                             ("S&P"); comparably rated by
                                             another statistical rating
                                             organization; or, if unrated, as
                                             determined by the Sub-Adviser to
                                             be of comparable credit quality).
                                             The Fund will typically purchase
                                             below investment grade securities
                                             which, at the time of acquisition,
                                             are rated as least B3 by Moody's;
                                             B- by S&P; comparably rated by
                                             another statistical rating
                                             organization; or, if unrated,
                                             determined by the Sub-Adviser to
                                             be of comparable credit quality.

                                             The Fund may invest up to [20]% of
                                             its total managed assets in equity
                                             securities of issuers other than
                                             MLP entities. During the period
                                             before the proceeds of the
                                             offering have been fully invested
                                             in accordance with the Fund's
                                             investment objective and policies,
                                             a higher percentage of the Fund's
                                             total net assets may be invested
                                             in equity securities of such
                                             issuers which are not MLP
                                             entities.

The Fund's Investments.................      Master Limited Partnerships. MLPs
                                             are limited partnerships whose
                                             interests (limited partnership
                                             units) are traded on securities
                                             exchanges like shares of corporate
                                             stock. An MLP consists of a
                                             general partner and limited
                                             partners. The general partner
                                             manages the partnership, has an
                                             ownership stake in the partnership
                                             and is eligible to receive an
                                             incentive distribution. To qualify
                                             as an MLP, a partnership must
                                             receive at least 90% of its income
                                             from qualifying sources such as
                                             natural resources activities,
                                             interest, dividends, real estate
                                             rents, income from sales of real
                                             property, gains on sales of
                                             assets, and income from
                                             commodities, and, in limited
                                             circumstances, income and gains
                                             from futures, forwards or options
                                             with respect to commodities. The
                                             limited partners provide capital
                                             to the partnership, have a limited
                                             (if any) role in the operation and
                                             management of the partnership, and
                                             receive cash distributions.
                                             Currently, most MLPs operate in
                                             the energy, natural resources or
                                             real estate sectors. Due to their
                                             partnership structure, MLPs
                                             generally do not pay income taxes.
                                             Thus, unlike investors in
                                             corporate securities, direct MLP
                                             investors are generally not
                                             subject to double taxation (i.e.
                                             corporate level tax and tax on
                                             corporate dividends).

                                             MLP Equity Securities. Equity
                                             securities issued by MLPs
                                             currently consist of common units,
                                             subordinated units and I- Shares.

                                               MLP Common Units: MLP common
                                               units are typically listed and
                                               traded on national securities
                                               exchanges, including the New
                                               York Stock Exchange ("NYSE"),
                                               American Stock Exchange ("AMEX")
                                               and NASDAQ National Market. The
                                               Fund will typically purchase MLP
                                               common units through open market
                                               transactions, but may also
                                               acquire MLP common units through
                                               direct placements. Holders of
                                               MLP common units have limited
                                               control and voting rights.
                                               Holders of MLP common units are
                                               entitled to receive minimum
                                               quarterly distributions,
                                               including arrearage rights, from
                                               the MLP. Minimum quarterly
                                               distributions to holders of
                                               common units must be satisfied
                                               before any distributions may be
                                               paid to convertible subordinated
                                               unit holders or incentive
                                               distributions may be paid to the
                                               general partner.

                                               MLP Subordinated Units: MLP
                                               subordinated units are typically
                                               not listed on an exchange nor
                                               publicly traded. The Fund will
                                               typically purchase MLP
                                               subordinated units through
                                               negotiated transactions directly
                                               with affiliates of MLPs and
                                               institutional holders of such
                                               shares. Holders of MLP
                                               subordinated units are entitled
                                               to receive minimum quarterly
                                               distributions after payments to
                                               holders of common units have
                                               been satisfied and prior to
                                               incentive distributions to the
                                               general partner. MLP
                                               subordinated units do not
                                               provide arrearage rights. A
                                               common type of MLP subordinated
                                               unit is the convertible
                                               subordinated unit, which are
                                               convertible into common units
                                               after the passage of a specified
                                               period of time or upon the
                                               achievement by the MLP of
                                               specified financial goals.

                                               MLP I-Shares: I-Shares represent
                                               an ownership interest issued by
                                               an affiliated party of an MLP.
                                               The MLP affiliate uses the
                                               proceeds from the sale of
                                               I-Shares to purchase limited
                                               partnership interests in the MLP
                                               in the form of I-units. Thus,
                                               I-Shares represent an indirect
                                               ownership of MLP limited
                                               partnership interest. I-units
                                               have similar features as MLP
                                               common units in terms of voting
                                               rights, liquidation preference
                                               and distribution. I-Shares
                                               themselves have limited voting
                                               rights and are similar in that
                                               respect to MLP common units.
                                               I-Shares differ from MLP common
                                               units primarily in that instead
                                               of receiving cash distributions,
                                               holders of I-Shares will receive
                                               distributions of additional
                                               I-Shares, in an amount equal to
                                               the cash distributions received
                                               by common unit holders. I-Shares
                                               are traded on the NYSE.

                                             General Partner Interests. General
                                             partner interests of MLPs are
                                             typically retained by the original
                                             sponsors of an MLP, such as its
                                             founders, corporate partners and
                                             entities that sell assets to the
                                             MLP. A holder of general partner
                                             interests can be liable in certain
                                             circumstances for amounts greater
                                             than the amount of the holder's
                                             investment in the general partner
                                             interest. General partner
                                             interests often confer direct
                                             board participation rights in, and
                                             in many cases control over, the
                                             operations of the MLP. General
                                             partner interests are not publicly
                                             traded, but may be owned by
                                             publicly traded entities. General
                                             partner interests receive cash
                                             distributions, typically 2% of an
                                             MLP's aggregate cash
                                             distributions, which are
                                             contractually defined in the
                                             partnership agreement. In
                                             addition, holders of general
                                             partner interests typically
                                             receive incentive distribution
                                             rights, which provide them with a
                                             larger proportionate share of the
                                             aggregate MLP cash distributions
                                             as the distributions increase.
                                             General partner interests
                                             generally cannot be converted into
                                             common units. The general partner
                                             interest can be redeemed by the
                                             MLP if the MLP unit holders choose
                                             to remove the general partner,
                                             typically with a supermajority
                                             vote by limited partner unit
                                             holders.

                                             Equity Securities of Entities
                                             Related to MLPs and Other Equity
                                             Securities. The Fund may invest in
                                             (i) equity securities issued by
                                             entities related to MLPs,
                                             including affiliates and general
                                             partners of MLPs and (ii) equity
                                             securities of issuers other than
                                             MLP entities, including common
                                             stocks of issuers engaged
                                             primarily in the energy, natural
                                             resources and real estate sectors.
                                             Such issuers may be organized
                                             and/or taxed as corporations and
                                             therefore may not offer the
                                             advantageous tax characteristics
                                             of MLP units. The Fund intends to
                                             purchase equity securities through
                                             market transactions, but may also
                                             acquire equity securities through
                                             direct placements.

                                             Restricted Securities The Fund may
                                             invest up to 40% of its total
                                             managed assets in unregistered or
                                             otherwise restricted securities.
                                             "Restricted securities" are
                                             securities that are unregistered,
                                             held by control persons of the
                                             issue or are subject to
                                             contractual restrictions on
                                             resale. The Fund will typically
                                             acquire restricted in directly
                                             negotiated transactions.

                                             In connection with its investments
                                             in restricted securities
                                             generally, the Fund may invest up
                                             to [20]% of its managed assets in
                                             restricted securities issued by
                                             non-public companies. In some
                                             instances, such investments may be
                                             made with the expectation that the
                                             assets of such non-public company
                                             will be contributed to a
                                             newly-formed MLP entity or sold to
                                             or merged with an existing MLP
                                             entity in the future.

                                             Debt Securities. The Fund may
                                             invest up to [25]% of its total
                                             managed assets in debt securities
                                             of MLP entities and other issuers,
                                             including debt securities rated
                                             below investment grade (that is,
                                             rated Ba or lower by Moody's; BB
                                             or lower by S&P; comparably rated
                                             by another statistical rating
                                             organization; or, if unrated, as
                                             determined by the Sub-Adviser to
                                             be of comparable credit quality).
                                             The Fund will typically purchase
                                             below investment grade securities
                                             which, at the time of acquisition,
                                             are rated at least B3 by Moody's,
                                             B- by S&P, comparably rated by
                                             another statistical rating
                                             organization, or, if unrated,
                                             determined by the Sub-Adviser to
                                             be of comparable credit quality.

                                             Royalty Trusts. The Fund may
                                             invest up to [10]% of its total
                                             managed assets in royalty trusts.
                                             Royalty trusts are publicly traded
                                             investment vehicles that gather
                                             income on royalties and pay out
                                             almost all cash flows to
                                             shareholders as distributions.
                                             Royalty trusts have no physical
                                             operations and no management or
                                             employees. Typically royalty
                                             trusts own the rights to royalties
                                             on the production and sales of a
                                             natural resource, including oil,
                                             gas, minerals and timber. Royalty
                                             trusts are, in some respects,
                                             similar to certain MLPs and
                                             include risks similar to those
                                             MLPs, including cash flow risk,
                                             depletion risk and commodity price
                                             volatility risk.

                                             Energy Sector Investments. Many
                                             MLP entities operate within the
                                             energy sector. Therefore, the Fund
                                             anticipates that a substantial
                                             portion of the MLP entities in
                                             which the Fund invests will be
                                             engaged primarily in the energy
                                             sector of the economy. Energy
                                             sector MLP entities in which the
                                             Fund may invest engage in
                                             exploration, development,
                                             production, transportation,
                                             storage, refinement, processing,
                                             distribution and marketing of
                                             crude oil, refined petroleum,
                                             petroleum products, natural gas,
                                             natural gas liquids such as
                                             propane, coal, electricity and
                                             other energy commodities and
                                             products.

                                             Other Sectors Investments. The
                                             Fund anticipates investing in MLP
                                             entities in the natural resources
                                             and real estate sectors and may
                                             invest in MLP entities operating
                                             in any other sector of the
                                             economy. MLP entities and other
                                             companies operating in the natural
                                             resources sector, include
                                             companies principally engaged in
                                             owning or developing non-energy
                                             natural resources (including
                                             timber and minerals) and
                                             industrial materials, or supplying
                                             goods or services to such
                                             companies. MLP entities and other
                                             companies operating in the
                                             real estate sector, include
                                             companies which may develop land,
                                             own or manage residential,
                                             commercial and undeveloped
                                             properties, own mortgage
                                             securities, and provide financing
                                             to owners and developers of
                                             multi-family housing or other real
                                             estate or building ventures.

                                             Option Strategies. The Fund may
                                             employ an option strategy of
                                             writing (selling) covered call
                                             options on a portion of the common
                                             stocks in the Fund's portfolio to
                                             seek to augment its income and
                                             gains by generating option
                                             premiums. Call options are
                                             contracts representing the right
                                             to purchase a common stock at a
                                             specified price (the "strike
                                             price") at a specified future date
                                             (the "expiration date"). The price
                                             of the option is determined from
                                             trading activity in the broad
                                             options market, and generally
                                             reflects the relationship between
                                             the current market price for the
                                             underlying common stock and the
                                             strike price, as well as the time
                                             remaining until the expiration
                                             date. The Fund will not purchase
                                             call options as an investment. It
                                             will follow a strategy known as
                                             "covered call option writing,"
                                             which is a strategy designed to
                                             produce income from option
                                             premiums and offset a portion of a
                                             market decline in the underlying
                                             common stock. The Fund will only
                                             "sell" or "write" options on
                                             common stocks held in the Fund's
                                             portfolio. It may not sell "naked"
                                             call options, i.e. options
                                             representing more shares of the
                                             stock than are held in the
                                             portfolio. The Fund anticipates
                                             that it will employ its option
                                             strategy on a consistent and
                                             on-going basis, although it
                                             expects that the Fund may pursue
                                             such strategy to a greater extent
                                             during the period in which the
                                             Fund is initially investing the
                                             proceeds from this offering in
                                             securities of MLP entities.

                                             [In addition to its covered call
                                             strategy the Fund may, to a lesser
                                             extent, pursue other income
                                             producing option strategies,
                                             including selling (writing) put
                                             options and call options on
                                             certain of the common stocks in
                                             the Fund's portfolio. To seek to
                                             offset some of the risk of a
                                             larger potential decline in the
                                             event the overall stock market has
                                             a sizeable short-tern or
                                             intermediate-term decline, the
                                             Fund may purchase put options on
                                             certain ETFs that trade like
                                             common stocks but represent
                                             certain market indices such as the
                                             Nasdaq 100 or S&P 500 that
                                             correlate with the mix of common
                                             stocks held in the Fund's
                                             portfolio.]

                                             Foreign Securities. The Fund may
                                             invest up to [20]% of its total
                                             managed assets in U.S.
                                             dollar-denominated securities of
                                             foreign issuers. Such investments
                                             in securities of foreign issuers
                                             may include investments in
                                             American Depositary Receipts, or
                                             "ADRs." ADRs are certificates
                                             evidencing ownership of shares of
                                             a foreign issuer that are issued
                                             by depositary banks and generally
                                             trade on an established market, in
                                             the United States or elsewhere.

                                             Diversification. The Fund may
                                             invest up to [15]% of its total
                                             managed assets, at the time of
                                             purchase, in securities of any
                                             single issuer.

                                             Strategic Transactions. The
                                             Fund may, but is not required
                                             to, use various strategic
                                             transactions in futures, options
                                             and other derivatives
                                             contracts (other than the covered
                                             call option strategy described
                                             above) to seek to earn income,
                                             facilitate portfolio management
                                             and mitigate risks. Such strategic
                                             transactions are generally
                                             accepted under modern portfolio
                                             management practices and are
                                             regularly used by many investment
                                             companies and other institutional
                                             investors.

Use of Financial Leverage..............      The Fund may seek to enhance the
                                             level of the Fund's current
                                             distributions through the use of
                                             financial leverage. The Fund may
                                             leverage through the issuance of
                                             preferred shares ( "Preferred
                                             Shares "). The Fund may also
                                             borrow or issue debt securities (
                                             "Borrowings," and collectively
                                             with the Preferred Shares,
                                             "Financial Leverage "). The
                                             aggregate amount of Financial
                                             Leverage, if any, is not expected
                                             to exceed [33 ?]% of the Fund's
                                             total assets after such issuance,
                                             [although over time, under normal
                                             market conditions, the aggregate
                                             amount of Financial Leverage may
                                             diminish to lower levels
                                             (approximately 20% of the Fund's
                                             total assets).] The Fund may also
                                             borrow in excess of such limit for
                                             temporary purposes such as the
                                             settlement of transactions. So
                                             long as the net rate of return on
                                             the Fund's investments purchased
                                             with the proceeds of Financial
                                             Leverage exceeds the cost of such
                                             Financial Leverage, such excess
                                             amounts will be available to pay
                                             higher distributions to holders of
                                             the Fund's common shares. Any use
                                             of Financial Leverage must be
                                             approved by the Fund's Board of
                                             Trustees. There can be no
                                             assurance that a leveraging
                                             strategy will be implemented or
                                             that it will be successful during
                                             any period during which it is
                                             employed. See "Use of Financial
                                             Leverage" and "Risks--Financial
                                             Leverage Risk."

Advantages over Direct Investment in MLP
Entities...............................      The Fund has been structured to
                                             seek to provide an efficient
                                             vehicle through which the Fund's
                                             shareholders may invest in a
                                             portfolio of publicly traded
                                             securities of MLP entities. An
                                             investment in the Fund offers
                                             investors several advantages as
                                             compared to direct investments in
                                             MLP entities, including the
                                             following:

                                             o    The Fund allows shareholders
                                                  to invest, through a single
                                                  investment vehicle, in a
                                                  portfolio that includes a
                                                  number of MLP entities.

                                             o    The Fund may purchase
                                                  securities of MLP entities
                                                  through direct placements.
                                                  Purchasing restricted
                                                  securities of MLP entities
                                                  through direct placements
                                                  may offer the potential for
                                                  increased return as compared
                                                  to purchasing securities of
                                                  MLP entities through open
                                                  market transactions. Such
                                                  opportunities, however, are
                                                  typically available only to
                                                  institutional investors,
                                                  such as the Fund.

                                             o    Common Shareholders will
                                                  receive a single IRS Form
                                                  1099. Direct investors in
                                                  MLPs receive an IRS Schedule
                                                  K-1 from each MLP in which
                                                  they are invested.

                                             o    An investment in the Fund
                                                  will not cause a shareholder
                                                  to be required to files
                                                  state income tax returns in
                                                  any state in which such
                                                  investor is not otherwise
                                                  required to file a tax return.

                                                  Direct investors in an MLP
                                                  are considered limited
                                                  partners of the MLP and
                                                  may be required to file
                                                  state income tax returns
                                                  in each state in which the
                                                  MLP operates.

                                             o    Common Shareholders are not
                                                  limited by the passive
                                                  activity income and loss
                                                  rules in their ability to
                                                  use losses to offset other
                                                  gains. Direct investors in
                                                  MLPs are limited by the
                                                  passive activity income and
                                                  loss rules.

                                             o    For Common Shareholders who
                                                  are tax-exempt investors,
                                                  including employee benefit
                                                  plans and IRA accounts,
                                                  distributions received from
                                                  the Fund, will generally not
                                                  be treated as unrelated
                                                  business taxable income
                                                  ("UBTI") unless such
                                                  investor's common shares are
                                                  debt-financed. Income
                                                  received by tax-exempt
                                                  investors directly from MLPs
                                                  is generally treated as UBTI.

                                             o    For Common Shareholders that
                                                  are investment companies
                                                  (including mutual funds)
                                                  that have elected to be
                                                  taxed as regulated
                                                  investment companies,
                                                  distributions received from
                                                  the Fund will be treated as
                                                  qualifying income.

                                             o    Subject to certain holding
                                                  period and other
                                                  requirements, distributions
                                                  by the Fund that are taxable
                                                  as dividends will be treated
                                                  as "qualified dividend
                                                  income" in the case of
                                                  shareholders taxed as
                                                  individuals and be eligible
                                                  for the dividends received
                                                  deduction in the case of
                                                  corporate shareholders.

                                             Common Shareholders will bear the
                                             Fund's operating costs, including
                                             management fees, custody and
                                             administration charges, and the
                                             costs of operating as an
                                             investment company.

Tax Considerations.....................      The Fund will be treated as a
                                             regular corporation, or "C"
                                             corporation, for U.S. federal
                                             income tax purposes. Accordingly,
                                             the Fund generally will be subject
                                             to U.S. federal income tax on its
                                             taxable income at the graduated
                                             rates applicable to corporations
                                             (currently at a maximum rate of
                                             35%). The Fund is not eligible to
                                             elect to be treated as a regulated
                                             investment company under the
                                             Internal Revenue Code of 1986, as
                                             amended (the "Code").

                                             The types of MLPs in which the
                                             Fund intends to invest
                                             historically have made cash
                                             distributions to their limited
                                             partners in excess of the amount
                                             of their taxable income allocable
                                             to their limited partners. This is
                                             result of a variety of factors,
                                             including significant non-cash
                                             deductions, including accelerated
                                             depreciation. The portion, if any,
                                             of the cash distributions received
                                             by the Fund with respect to its
                                             investment in the equity
                                             securities of an MLP that exceeds
                                             the Fund's allocable share of the
                                             MLP's net taxable income will not
                                             be treated as taxable income to
                                             Fund, but rather, will be treated
                                             as a return of capital to the
                                             extent of the Fund's basis in such
                                             MLP equity securities.

                                             The Fund expects to pay cash
                                             distributions to its
                                             shareholders in excess of the
                                             Fund's taxable income. income.
                                             Distributions by the Fund of
                                             cash or property in respect of
                                             the Common Shares will be treated
                                             as dividends for U.S. federal
                                             income tax purposes to the extent
                                             paid from the Fund's current or
                                             accumulated earnings and profits
                                             (as determined under U.S. federal
                                             income tax principles). Subject to
                                             certain holding period and other
                                             requirements, any such dividend
                                             will be eligible (i) to be treated
                                             as "qualified dividend income" in
                                             the case of shareholders taxed as
                                             individuals and (ii) for the
                                             dividends received deduction in
                                             the case of corporate
                                             shareholders. If the Fund's
                                             distributions exceed the Fund's
                                             current and accumulated earnings
                                             and profits, such excess will be
                                             treated first as a tax-free return
                                             of capital to the extent of the
                                             shareholder's tax basis in the
                                             Common Shares (thus reducing a
                                             shareholder's adjusted tax basis
                                             in his, her or its Common Shares),
                                             and thereafter as capital gain.
                                             The Fund expects that a
                                             significant portion of its
                                             distributions on its Common Shares
                                             will constitute a non-taxable
                                             return of capital. Upon the sale
                                             of Common Shares, a shareholder
                                             generally will recognize capital
                                             gain or loss equal to the
                                             difference between the amount
                                             realized on the sale and the
                                             shareholder's adjusted tax basis
                                             in the Common Shares sold.

                                             See "U.S. Federal Income Tax
                                             Considerations" starting on page
                                             _____.

Dividend Distributions on
the Common Shares..........................  Net investment income of the Fund will consist of cash and
                                             paid-in-kind distributions from
                                             MLP entities, dividends from
                                             common stocks, interest from debt
                                             securities, gains from option
                                             writing and income from other
                                             investments of the Fund; less
                                             operating expenses, taxes
                                             (including deferred taxes) on the
                                             Fund's taxable income and the
                                             costs of any Financial Leverage
                                             utilized by the Fund. The Fund
                                             anticipates that, due to the tax
                                             characterization of cash
                                             distributions made by MLPs, a
                                             significant portion of the Fund's
                                             distributions to Common
                                             Shareholders will consist of
                                             tax-deferred return of capital.
                                             The Fund intends to pay
                                             substantially all of its net
                                             investment income to Common
                                             Shareholders through quarterly
                                             distributions. There can be no
                                             assurance that the Fund will
                                             continue to pay regular
                                             distributions or will due so at a
                                             particular rate.

                                             [Managed Distribution or Level
                                             Rate Distribution policy
                                             disclosure, as applicable]

                                             The Fund anticipates that due to
                                             the length of time that the
                                             Adviser and Sub-Adviser expect to
                                             elapse prior to the full
                                             investment of the proceeds of the
                                             offering, the return and yield on
                                             the Common Shares in the first
                                             year of the Fund's operation will
                                             be lower than when the assets of
                                             the Fund are fully invested in
                                             accordance with the Fund's
                                             investment objective and policies.
                                             Initial distributions to Common
                                             Shareholders are expected to be
                                             declared within 90 days and paid
                                             approximately 120 days after
                                             completion of the common share
                                             offering, depending upon market
                                             conditions. The Fund anticipates
                                             that a significant portion of its
                                             first distribution to Common
                                             Shareholders, will be made from
                                             sources other than cash
                                             distributions from MLP entities
                                             and may consist of return of
                                             capital.

                                             If you will be holding the Common
                                             Shares in your own name or if you
                                             hold your Common Shares with a
                                             brokerage firm that participates
                                             in the Fund's Dividend
                                             Reinvestment Plan (the "Plan"),
                                             unless you elect to receive cash,
                                             all dividends and distributions
                                             that are declared by the Fund will
                                             be automatically reinvested in
                                             additional Common Shares of the
                                             Fund pursuant to the Plan. If you
                                             hold your Common Shares with a
                                             brokerage firm that does not
                                             participate in the Plan, you will
                                             not be able to participate in the
                                             Plan and any dividend reinvestment
                                             may be effected on different terms
                                             than those described herein.
                                             Consult your financial adviser for
                                             more information. See "Automatic
                                             Dividend Reinvestment Plan."

Management of the Fund.................      Claymore Advisors, LLC serves as
                                             the Fund's investment adviser,
                                             pursuant to an investment advisory
                                             agreement with the Fund. As
                                             compensation for its services, the
                                             Fund pays Claymore Advisors, LLC a
                                             fee, payable monthly, in a maximum
                                             annual amount equal to [ ]% of the
                                             Fund's average daily Managed
                                             Assets (as defined herein).

                                             Claymore Advisors, LLC acts as
                                             investment adviser to other
                                             recently organized closed-end
                                             investment companies, with
                                             approximately [3.3] billion in
                                             assets as of [ ], 2004. Claymore
                                             Securities, Inc. , an affiliate of
                                             the Adviser and one of the
                                             underwriters, acts as servicing
                                             agent to various investment
                                             companies and specializes in the
                                             creation, development and
                                             distribution of investment
                                             solutions for advisers and their
                                             valued clients.

                                             Fiduciary Asset Management, LLC
                                             serves as the Fund's investment
                                             sub-adviser, pursuant to an
                                             investment sub-advisory agreement
                                             with [the Fund and] the Adviser.
                                             As compensation for its services,
                                             the Adviser pays Fiduciary Asset
                                             Management, LLC a fee, payable
                                             monthly, in a maximum annual
                                             amount equal to [ ]% of the Fund's
                                             average daily Managed Assets (as
                                             defined herein).

                                             Fiduciary Asset Management, LLC is
                                             a Missouri limited liability
                                             company and a registered
                                             investment adviser, which manages
                                             a broad range of equity and fixed
                                             income strategies for
                                             institutional and private wealth
                                             clients. Founded in 1994,
                                             Fiduciary Asset Management, LLC
                                             serves as investment adviser or
                                             portfolio supervisor to investment
                                             portfolios with approximately [ ]
                                             billion of assets, which it
                                             managed or supervised as of [ ],
                                             2004.

Listing and Symbol.....................      The Common Shares of the Fund are
                                             expected to be listed on the
                                             [NYSE]. The trading or "ticker"
                                             symbol of the Common Shares is
                                             expected to be "[ ]."

Special Risk Considerations............      No History of Operations. The Fund
                                             is a newly organized,
                                             non-diversified, closed-end
                                             management investment company with
                                             no history of operations.

                                             Investment and Market Risk. An
                                             investment in the Fund is
                                             subject to investment risk,
                                             including the possible loss of
                                             the entire principal amount that
                                             you invest. An investment in the
                                             Common Shares of the

                                             Fund represents an indirect
                                             investment in the securities
                                             owned by the Fund. The value of
                                             those securities may fluctuate,
                                             sometimes rapidly and
                                             unpredictably. The value of the
                                             securities owned by the Fund
                                             will affect the value of the
                                             Common Shares. At any point in
                                             time, your Common Shares may be
                                             worth less than your original
                                             investment, including the
                                             reinvestment of Fund dividends
                                             and distributions.

                                             Risks of Investing in MLP Units.
                                             An investment in MLP units
                                             involves risks that differ from a
                                             similar investment in equity
                                             securities, such as common stock,
                                             of a corporation. Holders of MLP
                                             units have the rights typically
                                             afforded to limited partners in a
                                             limited partnership. As compared
                                             to common shareholders of a
                                             corporation, holders of MLP units
                                             have more limited control and
                                             limited rights to vote on matters
                                             affecting the partnership. There
                                             are certain tax risks associated
                                             with an investment in MLP units.
                                             Additionally, conflicts of
                                             interest may exist between common
                                             unit holders and the general
                                             partner of an MLP; for example a
                                             conflict may arise as a result of
                                             incentive distribution payments.

                                             Tax Risks of Investing in Equity
                                             Securities of MLPs. Much of the
                                             benefit the Fund derives from its
                                             investment in equity securities of
                                             MLPs is a result of MLPs generally
                                             being treated as partnerships for
                                             U.S. federal income tax purposes.
                                             Partnerships do not pay U.S.
                                             federal income tax at the
                                             partnership level. Rather, each
                                             partner of a partnership, in
                                             computing its U.S. federal income
                                             tax liability, will include its
                                             allocable share of the
                                             partnership's income, gains,
                                             losses, deductions and expenses. A
                                             change in current tax law, or a
                                             change in the business of a given
                                             MLP, could result in an MLP being
                                             treated as a corporation for U.S.
                                             federal income tax purposes, which
                                             would result in such MLP being
                                             required to pay U.S. federal
                                             income tax on its taxable income.
                                             The classification of an MLP as a
                                             corporation for U.S. federal
                                             income taxation purposes would
                                             have the effect of reducing the
                                             amount of cash available for
                                             distribution by the MLP and
                                             causing any such distributions
                                             received by the Fund to be taxed
                                             as dividend income. Thus, if any
                                             of the MLPs owned by the Fund were
                                             treated as corporations for U.S.
                                             federal income tax purposes, the
                                             after-tax return to the Fund with
                                             respect to its investment in such
                                             MLPs would be materially reduced,
                                             which would likely cause a
                                             substantial decline in the value
                                             of the Common Shares.

                                             To the extent that the Fund
                                             invests in the equity securities
                                             of an MLP, the Fund will be a
                                             partner in such MLP. Accordingly,
                                             the Fund will be required to
                                             include in its taxable income the
                                             Fund's allocable share of the
                                             income, gains, losses, deductions
                                             and expenses recognized by each
                                             such MLP, regardless of whether
                                             the MLP distributes cash to the
                                             Fund. Historically, MLPs have been
                                             able to offset a significant
                                             portion of their income with tax
                                             deductions. The portion, if any,
                                             of a distribution received by the
                                             Fund from an MLP that is offset by
                                             the MLP's tax deductions is
                                             essentially treated as
                                             tax-deferred return of capital.
                                             However, any such deferred tax
                                             will be reflected in the Fund's
                                             adjusted basis in the equity
                                             securities of the MLP, which will
                                             result in an increase in the
                                             amount of gain (or decrease in the
                                             amount of loss) that will be
                                             recognized by the Fund on the sale
                                             of any such equity securities. In
                                             addition, the Fund will incur a
                                             current income tax liability on
                                             the portion of a distribution from
                                             the MLP
                                             that is not offset by the MLP's
                                             tax deductions. The percentage of
                                             an MLP's distributions that is
                                             offset by the MLP's tax deductions
                                             will fluctuate over time. For
                                             example, new acquisitions by MLPs
                                             generate accelerated depreciation
                                             and other tax deductions, and
                                             therefore a decline in acquisition
                                             activity by the MLPs owned by the
                                             Fund could increase the Fund's
                                             current tax liability. If the
                                             percentage of the distributions
                                             received by the Fund that is
                                             offset by tax deductions declines,
                                             or the Fund's portfolio turnover
                                             increases, the portion of the
                                             distributions paid by the Fund
                                             that is treated as tax-deferred
                                             return of capital and/or capital
                                             gain, as the case may be, would be
                                             reduced and the portion treated as
                                             taxable dividend income would be
                                             increased. This generally would
                                             result in lower after-tax
                                             distributions to shareholders.

                                             Affiliated Party Risk. Certain
                                             MLPs in which the Fund may invest
                                             depend upon their parent or
                                             sponsor entities for the majority
                                             of their revenues. Were their
                                             parent or sponsor entities to fail
                                             to make such payments or satisfy
                                             their obligations, the revenues
                                             and cash flows of such MLPs and
                                             ability of such MLPs to make
                                             distributions to unit holders,
                                             such as the Fund, would be
                                             adversely affected.

                                             Equity Securities Risk. A
                                             substantially percentage of the
                                             Fund's assets will be invested in
                                             equity securities, including MLP
                                             common units, MLP subordinated
                                             units, MLP I-Shares, equity
                                             securities of entities related to
                                             MLPs and common stocks of other
                                             issuers. Equity risk is the risk
                                             that MLP units or other equity
                                             securities held by the Fund will
                                             fall due to general market or
                                             economic conditions, perceptions
                                             regarding the industries in which
                                             the issuers of securities held by
                                             the Fund participate, changes in
                                             interest rates, and the particular
                                             circumstances and performance of
                                             particular companies whose
                                             securities the Fund holds. The
                                             price of an equity security of an
                                             issuer may be particularly
                                             sensitive to general movements in
                                             the stock market; or a drop in the
                                             stock market may depress the price
                                             of most or all of the equity
                                             securities held by the Fund. In
                                             addition, MLP units or other
                                             equity securities held by the Fund
                                             may decline in price if the issuer
                                             fails to make anticipated
                                             distributions or dividend payments
                                             because, among other reasons, the
                                             issuer experiences a decline in
                                             its financial condition.

                                             MLP subordinated units typically
                                             are convertible to MLP common
                                             units at a one-to-one ratio. The
                                             price of MLP subordinated units is
                                             typically tied to the price of the
                                             corresponding MLP common unit,
                                             less a discount. The size of the
                                             discount depends upon a variety of
                                             factors, including the likelihood
                                             of conversion, the length of time
                                             remaining until conversion and the
                                             size of the block of subordinated
                                             units being purchased or sold.

                                             MLP I-Shares represent an indirect
                                             investment in MLP I-units. Prices
                                             and volatilities of MLP I-Shares
                                             tend to correlate to the price of
                                             common units. Holders of MLP
                                             I-Shares are subject to the same
                                             risks as holders of MLP common
                                             units.

                                             Energy Sector Risks. Many MLP
                                             entities operate within the
                                             energy sector. Therefore, the
                                             Fund anticipates that a
                                             substantial portion of
                                             the MLP entities in which the
                                             Fund invests will be engaged in
                                             the energy sector of the
                                             economy. As a result, the Fund
                                             will be more susceptible to
                                             adverse economic or regulatory
                                             occurrences affecting the energy
                                             sector. There are several risks
                                             associated with investments in
                                             energy sector MLP entities,
                                             including the following:

                                               Commodity Price Volatility Risk.
                                               MLP entities and other companies
                                               operating in the energy sector
                                               may be affected by fluctuations
                                               in the prices of energy
                                               commodities, including, for
                                               example, natural gas, natural
                                               gas liquids, crude oil and coal,
                                               in the short- and long-term.
                                               Fluctuations in energy commodity
                                               prices would directly impact
                                               companies that own such energy
                                               commodities and could indirectly
                                               impact companies that engage in
                                               transportation, storage,
                                               processing, distribution or
                                               marketing of such energy
                                               commodities. Fluctuations in
                                               energy commodity prices can
                                               result from changes in general
                                               economic conditions (especially
                                               of key energy-consuming
                                               countries); market conditions;
                                               weather patterns; domestic
                                               production levels; volume of
                                               imports; energy conservation;
                                               domestic and foreign
                                               governmental regulation;
                                               international politics; policies
                                               of the Organization of Petroleum
                                               Exporting Countries ("OPEC");
                                               taxation; tariffs; and the
                                               availability and costs of local,
                                               intrastate and interstate
                                               transportation methods. The
                                               energy sector as a whole may
                                               also be impacted by the
                                               perception that the performance
                                               of energy sector companies is
                                               directly linked to commodity
                                               prices.

                                               Supply and Demand Risk. MLP
                                               entities and other companies
                                               operating in the energy sector
                                               may be impacted by the levels of
                                               supply and demand for energy
                                               commodities. MLP entities and
                                               other companies operating in the
                                               energy sector could be adversely
                                               affected by reductions in the
                                               supply of or demand for energy
                                               commodities. The volume of
                                               production of energy commodities
                                               and the volume of energy
                                               commodities available for
                                               transportation, storage,
                                               processing or distribution could
                                               be caused by a variety of
                                               factors, including depletion of
                                               resources; depressed commodity
                                               prices; catastrophic events;
                                               labor relations; increased
                                               environmental or other
                                               governmental regulation;
                                               equipment malfunctions and
                                               maintenance difficulties; import
                                               volumes; international politics,
                                               policies of OPEC and increased
                                               competition from alternative
                                               energy sources. Alternatively, a
                                               decline in demand for energy
                                               commodities could result from
                                               factors such as adverse economic
                                               conditions (especially in key
                                               energy-consuming countries);
                                               increased taxation; increased
                                               environmental or other
                                               governmental regulation;
                                               increased fuel economy;
                                               increased energy conservation or
                                               use of alternative energy
                                               sources; or increased commodity
                                               prices.

                                               Depletion Risk. MLP entities and
                                               other energy companies engaged
                                               in the exploration, development,
                                               management or production of
                                               energy commodities face the risk
                                               that commodity reserves are
                                               depleted over time. Such
                                               companies seek to increase their
                                               reserves through expansion of
                                               their current business,
                                               acquisitions, further
                                               development of their existing
                                               sources of energy commodities,
                                               exploration of new sources of
                                               energy commodities or by
                                               entering into long-term
                                               contracts for additional
                                               reserves; however, there are
                                               risks associated with each of
                                               these potential strategies. If
                                               such companies fail to acquire
                                               additional reserves in a
                                               cost-effective manner and at a
                                               rate at least equal to the rate
                                               at which their existing reserves
                                               decline, their financial
                                               performance may suffer.
                                               Additionally, failure to
                                               replenish reserves could reduce
                                               the amount and affect the tax
                                               characterization of the
                                               distributions paid by such
                                               companies.

                                               Regulatory Risk. The energy
                                               sector is highly regulated. MLP
                                               entities and other companies
                                               operating in the energy sector
                                               are subject to significant
                                               regulation of nearly every
                                               aspect of their operations by
                                               federal, state and local
                                               governmental agencies. Examples
                                               of governmental regulations
                                               which impact MLP entities and
                                               other companies operating in the
                                               energy sector include regulation
                                               of the construction, maintenance
                                               and operation of facilities,
                                               environmental regulation, worker
                                               safety regulation, labor
                                               regulation, trade regulation and
                                               the regulation of the prices
                                               charged for products and
                                               services. Compliance with these
                                               regulations is enforced by
                                               numerous governmental agencies
                                               and authorities through
                                               administrative, civil and
                                               criminal penalties. Stricter
                                               laws or regulations or stricter
                                               enforcement policies with
                                               respect to existing regulations
                                               would likely increase the costs
                                               of regulatory compliance and
                                               could have an adverse effect on
                                               the financial performance of MLP
                                               entities and other companies
                                               operating in the energy sector.

                                               Acquisition Risk. Energy sector
                                               MLP entities owned by the Fund
                                               may depend on their ability to
                                               make acquisitions that increase
                                               adjusted operating surplus per
                                               unit in order to enhance
                                               distributions to unit holders.
                                               The ability of such MLP entities
                                               to make future acquisitions is
                                               dependent on their ability to
                                               identify suitable targets,
                                               negotiate favorable purchase
                                               contracts, obtain acceptable
                                               financing and outbid competing
                                               potential acquirers. To the
                                               extent that such MLP entities
                                               are unable to make future
                                               acquisitions, or such future
                                               acquisitions fail to increase
                                               the adjusted operating surplus
                                               per unit, their growth and
                                               ability to make distributions to
                                               unit holders will be limited.
                                               There are risks inherent in any
                                               acquisition, including erroneous
                                               assumptions regarding revenues,
                                               acquisition expenses, operating
                                               expenses, cost savings and
                                               synergies; assumption of
                                               liabilities; indemnification;
                                               customer losses; key employee
                                               defections; distraction from
                                               other business operations; and
                                               unanticipated difficulties in
                                               operating or integrating new
                                               product areas and geographic
                                               regions.

                                               Interest Rate Risk. Rising
                                               interest rates could increase
                                               the costs of capital thereby
                                               increasing operating costs and
                                               reducing the ability of MLP
                                               entities and other companies
                                               operating in the energy sector
                                               to carry out acquisitions or
                                               expansions in a cost-effective
                                               manner. As a result, rising
                                               interest rates could negatively
                                               affect the financial performance
                                               of MLP entities and other
                                               companies operating in the
                                               energy sector which the Fund
                                               invests.

                                               Catastrophic Event Risk. MLP
                                               entities and other companies
                                               operating in the energy sector
                                               are subject to many dangers
                                               inherent in the production,
                                               exploration, management,
                                               transportation, processing and
                                               distribution of natural gas,
                                               natural gas liquids, crude oil,
                                               refined petroleum and petroleum
                                               products and other hydrocarbons.
                                               These dangers include leaks,
                                               fires, explosions, damage to
                                               facilities and equipment
                                               resulting from natural
                                               disasters, inadvertent damage to
                                               facilities and equipment and
                                               terrorist acts. Since the
                                               September 11th terrorist
                                               attacks, the U.S. government has
                                               issued warnings that energy
                                               assets, specifically U.S.
                                               pipeline infrastructure, may be
                                               targeted in future terrorist
                                               attacks. These dangers give rise
                                               to risks of substantial losses
                                               as a result of loss or
                                               destruction of commodity
                                               reserves; damage to or
                                               destruction of property,
                                               facilities and equipment;
                                               pollution and environmental
                                               damage; and personal injury or
                                               loss or life. Any occurrence of
                                               such catastrophic events could
                                               bring about a limitation,
                                               suspension or discontinuation of
                                               the operations of MLP entities
                                               and other companies operating in
                                               the energy sector. MLP entities
                                               and other companies operating in
                                               the energy sector may not be
                                               fully insured against all risks
                                               inherent in their business
                                               operations and therefore
                                               accidents and catastrophic
                                               events could adversely affect
                                               such companies' financial
                                               conditions and ability to pay
                                               distributions to shareholders.

                                             Other Sector Risks. The Fund also
                                             may invest in securities of MLP
                                             entities in the natural resources
                                             sector and the real estate sector,
                                             among other sectors, which may
                                             subject the Fund to additional
                                             risks associated with investments
                                             in those sectors.

                                               Natural Resources Sector Risks.
                                               The natural resources sector
                                               includes companies principally
                                               engaged in owning or developing
                                               non-energy natural resources
                                               (including timber and minerals)
                                               and industrial materials, or
                                               supplying goods or services to
                                               such companies. The Fund's
                                               investments in MLP entities and
                                               other companies operating in the
                                               natural resources sector will be
                                               subject to the risk that prices
                                               of these securities may
                                               fluctuate widely in response to
                                               the level and volatility of
                                               commodity prices; exchange
                                               rates; import controls; domestic
                                               and global competition;
                                               environmental regulation and
                                               liability for environmental
                                               damage; mandated expenditures
                                               for safety or pollution control;
                                               the success of exploration
                                               projects; depletion of
                                               resources; tax policies; and
                                               other governmental regulation.
                                               Investments in the natural
                                               resources sector can be
                                               significantly affected by
                                               changes in the supply of or
                                               demand for various natural
                                               resources. The value of
                                               investments in the natural
                                               resources sector may be
                                               adversely affected by a change
                                               in inflation.

                                               Real Estate Sector Risks. The
                                               Fund may invest in MLP entities
                                               or other companies operating in
                                               the real estate sector, which
                                               may develop land; own or manage
                                               residential, commercial and
                                               undeveloped properties; own
                                               mortgage securities; and provide
                                               financing to owners and
                                               developers of multi-family
                                               housing or other real estate or
                                               building ventures. To the extent
                                               that the Fund invests in
                                               securities of MLP entities and
                                               other companies operating in the
                                               real estate sector, the Fund's
                                               performance may be linked to the
                                               performance of the real estate
                                               markets. Property values may
                                               fall due to increasing vacancies
                                               or declining rents resulting
                                               from economic, legal, cultural
                                               or technological developments.
                                               Changes in interest rates or
                                               inflation may adversely affect
                                               the value of investments in the
                                               real estate sector. Other
                                               factors such as catastrophic
                                               events; lack of adequate
                                               insurance; and environmental
                                               issues may contribute to the
                                               risks in a real estate
                                               investment.

                                             Small Capitalization Risk. The
                                             Fund may invest in securities of
                                             MLP entities and other issuers
                                             that have comparatively smaller
                                             capitalizations, which present
                                             unique investment risks. These
                                             companies often have limited
                                             product lines, markets,
                                             distribution channels or financial
                                             resources; and the management of
                                             such companies may be dependent
                                             upon one or a few key people. The
                                             market movements of equity
                                             securities issued by MLP entities
                                             with smaller capitalizations may
                                             be more abrupt or erratic than the
                                             market movements of equity
                                             securities of larger, more
                                             established companies or the stock
                                             market in general. Historically,
                                             smaller capitalization companies
                                             have sometimes gone through
                                             extended periods when they did not
                                             perform as well as larger
                                             companies. In addition, equity
                                             securities of smaller
                                             capitalization companies generally
                                             are less liquid than those of
                                             larger companies. This means that
                                             the Fund could have greater
                                             difficulty selling such securities
                                             at the time and price that the
                                             Fund would like.

                                             Restricted Securities Risks. The
                                             Fund may invest in unregistered or
                                             otherwise restricted securities.
                                             The term "restricted securities"
                                             refers to securities that are
                                             unregistered, held by control
                                             persons of the issuer or are
                                             subject to contractual
                                             restrictions on their resale.
                                             Restricted securities are often
                                             purchased at a discount from the
                                             market price of unrestricted
                                             securities of the same issuer
                                             reflecting the fact that such
                                             securities may not be readily
                                             marketable without some time
                                             delay. Such securities are often
                                             more difficult to value and the
                                             sale of such securities often
                                             requires more time and results in
                                             higher brokerage charges or dealer
                                             discounts and other selling
                                             expenses than does the sale of
                                             liquid securities trading on
                                             national securities exchanges or
                                             in the over-the-counter markets.
                                             Contractual restrictions on the
                                             resale of securities result from
                                             negotiation between the issuer and
                                             purchaser of such securities and
                                             therefore vary substantially in
                                             length and scope. To dispose of a
                                             security that the Fund has a
                                             contractual right to sell, the
                                             Fund may first be required to
                                             cause the security to be
                                             registered. A considerable period
                                             may elapse between a decision to
                                             sell the securities and the time
                                             when the Fund would be permitted
                                             to sell, during which time the
                                             Fund would bear market risks.

                                             Cash Flow Risk. The Fund expects
                                             that a substantial portion of the
                                             cash flow it receives will be
                                             derived from its investments in
                                             equity securities of MLP entities.
                                             The amount and tax characterization
                                             of cash available for distribution
                                             by an MLP entity depends upon the
                                             amount of cash generated by such
                                             entity's operations. Cash
                                             available for distribution by MLP
                                             entities will vary widely from
                                             quarter to quarter and is affected
                                             by various factors affecting the
                                             entity's operations. In addition
                                             to the risks described herein,
                                             operating costs, capital
                                             expenditures, acquisition costs,
                                             construction costs, exploration
                                             costs and borrowing costs may
                                             reduce the amount of cash that an
                                             MLP entity has available for
                                             distribution in a given period.

                                             Risks Associated with Options on
                                             Securities. There are several
                                             risks associated with transactions
                                             in options on securities. A
                                             decision as to whether, when and
                                             how to use options involves the
                                             exercise of skill and judgment,
                                             and even a well-conceived
                                             transaction may be unsuccessful to
                                             some degree because of market
                                             behavior or unexpected events. As
                                             the writer of a covered call
                                             option, the Fund forgoes, during
                                             the option's life, the opportunity
                                             to profit from increases in the
                                             market value of the security
                                             covering the call option above the
                                             sum of the premium and the strike
                                             price of the call, but has
                                             retained the risk of loss should
                                             the price of the underlying
                                             security decline. The writer of an
                                             option has no control over the
                                             time when it may be required to
                                             fulfill its obligation as a writer
                                             of the option. Once an option
                                             writer has received an exercise
                                             notice, it cannot effect a closing
                                             purchase transaction in order to
                                             terminate its obligation under the
                                             option and must deliver the
                                             underlying security at the
                                             exercise price. There can be no
                                             assurance that a liquid market
                                             will exist when the Fund seeks to
                                             close out an option position. If
                                             trading were suspended in an
                                             option purchased by the Fund, the
                                             Fund would not be able to close
                                             out the option. If the Fund were
                                             unable to close out a covered call
                                             option that it had written on a
                                             security, it would not be able to
                                             sell the underlying security
                                             unless the option expired without
                                             exercise.

                                             [When the Fund writes covered put
                                             options, it bears the risk of loss
                                             if the value of the underlying
                                             stock declines below the exercise
                                             price. If the option is exercised,
                                             the Fund could incur a loss if it
                                             is required to purchase the stock
                                             underlying the put option at a
                                             price greater than the market
                                             price of the stock at the time of
                                             exercise. While the Fund's
                                             potential gain in writing a
                                             covered put option is limited to
                                             the interest earned on the liquid
                                             assets securing the put option
                                             plus the premium received from the
                                             purchaser of the put option, the
                                             Fund risks a loss equal to the
                                             entire value of the stock.]

                                             Delay in Investing the Proceeds of
                                             the Offering. The Fund currently
                                             intends to invest the proceeds of
                                             this Common Shares offering as
                                             soon as practicable following its
                                             completion. Nonetheless, the Fund
                                             does not expect to be fully
                                             invested in equity and other
                                             securities of MLP entities
                                             immediately after the completion
                                             of the offering, as it may take a
                                             period of time before the Fund can
                                             accumulate positions in such
                                             securities. Investment of the
                                             proceeds of the offering in
                                             securities of MLP entities may be
                                             delayed if suitable investments
                                             are unavailable at that time or if
                                             the Fund is unable to secure firm
                                             commitments for direct placements.
                                             The trading market for securities
                                             of MLP entities may at times be
                                             less liquid than the market for
                                             other securities. The Fund
                                             anticipates that it may pursue its
                                             covered call option strategy to a
                                             greater extent during the period
                                             in which the Fund is initially
                                             investing the proceeds from this
                                             offering in securities of MLP
                                             entities. As a result of the
                                             length of time the Adviser and
                                             Sub-Adviser believe it will take
                                             to fully invest the proceeds of
                                             the offering, the Fund expects
                                             that in its first year of
                                             operations, the return and yield
                                             on the Common Shares will be lower
                                             than when the Fund is fully
                                             invested in accordance with its
                                             investment objective and policies.
                                             The Fund anticipates that a
                                             significant portion of its first
                                             distribution to holders of Common
                                             Shares will be made from sources
                                             other than cash distributions from
                                             MLP entities and may consist of
                                             return of capital.

                                             Liquidity Risk. MLP common units,
                                             MLP I-Shares and equity securities
                                             of MLP affiliates and other
                                             issuers often trade on national
                                             securities exchanges, including
                                             the NYSE, AMEX and the NASDAQ
                                             National Market. However, certain
                                             securities, including those of
                                             issuers with smaller
                                             capitalizations, may trade less
                                             frequently. The market movements
                                             of such securities with limited
                                             trading volumes may be more abrupt
                                             or erratic. As a result of the
                                             limited liquidity of such
                                             securities, the Fund could have
                                             greater difficulty selling such
                                             securities at the time and price
                                             that the Fund would like and may
                                             be limited in its ability to make
                                             alternative investments.

                                             Valuation Risk. Market prices
                                             generally will be unavailable for
                                             some of the Fund's investments,
                                             including MLP subordinated units,
                                             direct ownership of general
                                             partner interests and restricted
                                             or unregistered securities of
                                             certain MLP entities and private
                                             companies. The value of such
                                             securities will be determined by
                                             fair valuations determined by the
                                             Board of Trustees or its designee
                                             in accordance with procedures
                                             governing the valuation of
                                             portfolio securities adopted by
                                             the Board of Trustees. Proper
                                             valuation of such securities may
                                             require more reliance on the
                                             judgment of the Sub-Adviser than
                                             for valuation of securities for
                                             which an active trading market
                                             exists. In order to calculate
                                             taxable income allocable to MLP
                                             units and the associated deferred
                                             tax liability for the purposes of
                                             financial statement reporting and
                                             determining the Fund's net asset
                                             value, the Fund will rely on
                                             information provided by the MLPs
                                             issuing such units, which may not
                                             be timely. As more information
                                             becomes available, the Fund will
                                             refine its estimates and
                                             assumptions regarding its deferred
                                             tax liability, which would likely
                                             cause the net asset value of the
                                             Fund to fluctuate.

                                             Interest Rate Risk. Interest rate
                                             risk is the risk that fixed income
                                             securities, such as preferred and
                                             debt securities, and equity
                                             securities will decline in value
                                             because of changes in market
                                             interest rates. When market
                                             interest rates rise, the market
                                             value of such securities generally
                                             will fall. The net asset value and
                                             market price of the

                                             Common Shares will tend to decline
                                             if market interest rates rise as a
                                             result of the Fund's investment in
                                             such securities.

                                             During periods of declining
                                             interest rates, the issuer of a
                                             fixed-income security may exercise
                                             its option to prepay principal
                                             earlier than scheduled, forcing
                                             the Fund to reinvest in lower
                                             yielding securities. This is known
                                             as call or prepayment risk.
                                             Preferred and debt securities
                                             frequently have call features that
                                             allow the issuer to repurchase the
                                             security prior to its stated
                                             maturity. An issuer may redeem
                                             such a security if the issuer can
                                             refinance it at a lower cost due
                                             to declining interest rates or an
                                             improvement in the credit standing
                                             of the issuer. During periods of
                                             rising interest rates, the average
                                             life of certain types of
                                             securities may be extended because
                                             of slower than expected principal
                                             payments. This may lock in a below
                                             market interest rate, increase the
                                             security's duration and reduce the
                                             value of the security. This is
                                             known as extension risk.

                                             In typical interest rate
                                             environments, prices of fixed
                                             income securities with longer
                                             maturities generally fluctuate
                                             more in response to changes in
                                             interest rates than do the prices
                                             of fixed income securities with
                                             shorter-term maturities. Because
                                             the Fund may invest a portion of
                                             its assets in fixed-income
                                             securities without regard to their
                                             maturities, to the extent the Fund
                                             invests in fixed income securities
                                             with longer maturities, the net
                                             asset value and market price of
                                             the Common Shares would fluctuate
                                             more in response to changes in
                                             interest rates than if the Fund
                                             were to invest such portion of its
                                             assets in shorter-term fixed
                                             income securities.

                                             Market interest rates for
                                             investment grade fixed income
                                             securities in which the Fund may
                                             invest have recently declined
                                             significantly below the recent
                                             historical average rates for such
                                             securities. This decline may have
                                             increased the risk that these
                                             rates will rise in the future
                                             (which would cause the value of
                                             the Fund's net assets to decline)
                                             and the degree to which asset
                                             values may decline in such events.

                                             Lower Grade Securities Risk. The
                                             Fund may invest in fixed-income
                                             securities rated below investment
                                             grade (that is, rated Ba or lower
                                             by Moody's; BB or lower by S&P;
                                             comparably rated by another
                                             statistical rating organization;
                                             or, if unrated, as determined by
                                             the Sub-Adviser to be of
                                             comparable credit quality), which
                                             are commonly referred to as "junk
                                             bonds." Investment in securities
                                             of below-investment grade quality
                                             involves substantial risk of loss.
                                             Securities of below investment
                                             grade quality are predominantly
                                             speculative with respect to the
                                             issuer's capacity to pay interest
                                             and repay principal when due and
                                             therefore involve a greater risk
                                             of default or decline in market
                                             value due to adverse economic and
                                             issuer-specific developments.
                                             Securities of below investment
                                             grade quality display increased
                                             price sensitivity to changing
                                             interest rates and to a
                                             deteriorating economic environment.
                                             The market values for debt
                                             securities of below-investment
                                             grade quality tend to be more
                                             volatile and such securities tend
                                             to be less liquid than investment
                                             grade debt securities.

                                             Portfolio Turnover Risk. The Fund's
                                             portfolio turnover rate may vary
                                             greatly from year to year. The Fund
                                             cannot predict its annual portfolio
                                             turnover rate with accuracy;
                                             however, under normal market
                                             conditions it is not expected to
                                             exceed [30]%. Portfolio turnover
                                             rate will not be considered as a
                                             limiting factor in the execution of
                                             the Fund's investment decisions.
                                             High portfolio turnover may result
                                             in the Fund's recognition of gains
                                             that will be taxable as ordinary
                                             income and may increase the Fund's
                                             current and accumulated earnings
                                             and profits, which will result in a
                                             greater portion of distributions to
                                             Common Shareholders being treated
                                             as dividends. Additionally, high
                                             portfolio turnover results in
                                             correspondingly higher brokerage
                                             commissions and transaction costs
                                             borne by the Fund.

                                             Foreign Securities. Investing in
                                             securities of foreign companies (or
                                             foreign governments) may involve
                                             certain risks and opportunities not
                                             typically associated with investing
                                             in domestic companies. The prices
                                             of foreign securities may be
                                             affected by factors not present
                                             with securities traded in the U.S.
                                             markets, including, political and
                                             economic conditions, less stringent
                                             regulation and higher volatility.
                                             As a result, many foreign
                                             securities may be less liquid and
                                             more volatile than U.S. securities.
                                             The Fund's investments in
                                             securities of foreign issuers may
                                             include investments in ADRs. ADRs
                                             are certificates evidencing
                                             ownership of shares of a foreign
                                             issuer that are issued by
                                             depositary banks and generally
                                             trade on an established market, in
                                             the United States or elsewhere.
                                             Although ADRs are alternatives to
                                             directly purchasing the underlying
                                             foreign securities in their
                                             national markets and currencies,
                                             they continue to be subject to many
                                             of the risks associated with
                                             investing directly in foreign
                                             securities.

                                             Derivatives Risk. In addition to
                                             the risks associated with the
                                             option strategies described above,
                                             the Fund may, but is not required
                                             or expected to any significant
                                             extent to, participate in certain
                                             derivative transactions. Such
                                             transactions entail certain
                                             execution, market, liquidity,
                                             hedging and tax risks.
                                             Participation in the options or
                                             futures markets involves investment
                                             risks and transaction costs to
                                             which the Fund would not be subject
                                             absent the use of these strategies
                                             (other than its covered call option
                                             writing strategy). If the
                                             Sub-Adviser's prediction of
                                             movements in the direction of the
                                             securities and interest rate
                                             markets is inaccurate, the
                                             consequences to the Fund may leave
                                             the Fund in a worse position than
                                             if it had not used such strategies.
                                             See "Risk Factors and Special
                                             Considerations -- Special Risks of
                                             Derivative Transactions."

                                             Market Discount Risk. Whether
                                             investors will realize gains or
                                             losses upon the sale of shares of
                                             the Fund will depend upon the
                                             market price of the shares at the
                                             time of sale, which may be less or
                                             more than the Fund's net asset
                                             value per share. Since the market
                                             price of the shares will be
                                             affected by such factors as the
                                             relative demand for and
                                             supply of the shares in the market,
                                             general market and economic
                                             conditions and other factors beyond
                                             the control of the Fund, the Fund
                                             cannot predict whether the shares
                                             will trade at, below or above net
                                             asset value or at, below or above
                                             the public offering price. Shares
                                             of closed-end funds often trade at
                                             a discount to their net asset
                                             values and the Fund's shares may
                                             trade at such a discount. This risk
                                             may be greater for investors
                                             expecting to sell their shares of
                                             the Fund soon after completion of
                                             the public offering. The shares of
                                             the Fund were designed primarily
                                             for long-term investors, and
                                             investors in the shares should not
                                             view the Fund as a vehicle for
                                             trading purposes.

                                             Other investment companies. The
                                             Fund may invest up to [10]% of the
                                             its total assets in securities of
                                             other open- or closed-end
                                             investment companies, including
                                             exchange traded funds ("ETFs"),
                                             that invest primarily in securities
                                             of the types in which the Fund may
                                             invest directly. As a stockholder
                                             in an investment company, the Fund
                                             will bear its ratable share of that
                                             investment company's expenses, and
                                             would remain subject to payment of
                                             the Fund's investment management
                                             fees with respect to the assets so
                                             invested. Common Shareholders would
                                             therefore be subject to duplicative
                                             expenses to the extent the Fund
                                             invests in other investment
                                             companies. In addition, the
                                             securities of other investment
                                             companies may also be leveraged and
                                             will therefore be subject to the
                                             same leverage risks described in
                                             this prospectus.

                                             Financial Leverage. Although the
                                             use of Financial Leverage by the
                                             Fund may create an opportunity for
                                             increased net income and capital
                                             appreciation for the Common Shares,
                                             it also results in additional risks
                                             and can magnify the effect of any
                                             losses. If the income and gains
                                             earned on securities purchased with
                                             Financial Leverage proceeds are
                                             greater than the cost of Financial
                                             Leverage, the Fund's return will be
                                             greater than if Financial Leverage
                                             had not been used. Conversely, if
                                             the income or gains from the
                                             securities purchased with such
                                             proceeds does not cover the cost of
                                             Financial Leverage, the return to
                                             the Fund will be less than if
                                             Financial Leverage had not been
                                             used.

                                             Financial Leverage involves risks
                                             and special considerations for
                                             shareholders including the
                                             likelihood of greater volatility of
                                             net asset value and market price of
                                             and dividends on the Common Shares
                                             than a comparable portfolio without
                                             leverage; the risk that
                                             fluctuations in interest rates on
                                             borrowings and short-term debt or
                                             in the dividend rates on any
                                             Financial Leverage that the Fund
                                             must pay will reduce the return to
                                             the Common Shareholders; and the
                                             effect of Financial Leverage in a
                                             declining market, which is likely
                                             to cause a greater decline in the
                                             net asset value of the Common
                                             Shares than if the Fund were not
                                             leveraged, which may result in a
                                             greater decline in the market price
                                             of the Common Shares.

                                             It is also possible that the Fund
                                             will be required to sell assets,
                                             possibly at a loss, in order to
                                             redeem or meet payment obligations
                                             on any leverage. Such a sale would
                                             reduce the Fund's net asset value
                                             and also make it difficult for the
                                             net asset value to recover. The
                                             Fund in its best judgment
                                             nevertheless may determine to
                                             continue to use Financial Leverage
                                             if it expects that the benefits to
                                             the Fund's shareholders of
                                             maintaining the leveraged position
                                             will outweigh the current reduced
                                             return.

                                             Because the fees received by the
                                             Adviser and Sub-Adviser are based
                                             on the managed assets of the Fund
                                             (including the proceeds of any
                                             Financial Leverage), the Adviser
                                             and Sub-Adviser have a financial
                                             incentive for the Fund to utilize
                                             Financial Leverage, which may
                                             create a conflict of interest
                                             between the Adviser and the
                                             Sub-Adviser and the Common
                                             Shareholders. There can be no
                                             assurance that a leveraging
                                             strategy will be implemented or
                                             that it will be successful during
                                             any period during which it is
                                             employed.

                                             Non-Diversified Status. The Fund
                                             will be a non-diversified
                                             investment company under the
                                             Investment Company Act of 1940, as
                                             amended (the "1940 Act") and will
                                             not elect to be treated as a
                                             regulated investment company under
                                             the Code. As a result, there are no
                                             regulatory requirements under the
                                             1940 Act or the Code that limit the
                                             proportion of the Fund's assets
                                             that may be invested in securities
                                             of a single issue. Accordingly, the
                                             Fund may invest a greater portion
                                             of its amounts in a more limited
                                             number of issuers than a
                                             diversified fund. There are
                                             currently approximately fifty five
                                             (55) publicly traded MLPs. The Fund
                                             will select its investments in MLPs
                                             from this small pool of issuers
                                             together with securities issued by
                                             any newly public MLPs, and will
                                             invest in securities of other MLP
                                             entities and securities of issuers
                                             other than MLP entities, consistent
                                             with its investment objective and
                                             policies. An investment in the Fund
                                             may present greater risk to an
                                             investor than an investment in a
                                             diversified company because changes
                                             in the financial condition or
                                             market assessment of a single
                                             issuer may cause greater
                                             fluctuations in the value of the
                                             Fund's Common Shares.

                                             Management Risk. The Fund is
                                             subject to management risk because
                                             it is an actively managed
                                             portfolio. In acting as the Fund's
                                             investment sub-adviser, responsible
                                             for management of the Fund's
                                             portfolio securities, the
                                             Sub-Adviser will apply investment
                                             techniques and risk analyses in
                                             making investment decisions for the
                                             Fund, but there can be no guarantee
                                             that these will produce the desired
                                             results.

                                             Current Developments. As a result
                                             of the terrorist attacks on the
                                             World Trade Center and the
                                             Pentagon on September 11, 2001,
                                             some of the U.S. securities
                                             markets were closed for a four-day
                                             period. These terrorist attacks,
                                             the war in Iraq and its aftermath
                                             and other geopolitical events have
                                             led to, and may in the future lead
                                             to, increased short-term market
                                             volatility and may have long-term
                                             effects on U.S. and world
                                             economies and markets. Similar
                                             events in the future or other
                                             disruptions of financial markets
                                             could affect interest rates,
                                             securities exchanges, auctions,
                                             secondary trading, rating, credit
                                             risk, inflation and other factors
                                             relating to the Common Shares.

Anti-Takeover Provisions in the Fund's
Governing Documents....................      The Fund's Agreement and
                                             Declaration of Trust and Bylaws
                                             (the "Governing Documents") include
                                             provisions that could limit the
                                             ability of other entities or
                                             persons to acquire control of the
                                             Fund or convert the Fund to an
                                             open-end fund. These provisions
                                             could have the effect of depriving
                                             the Common Shareholders of
                                             opportunities to sell their Common
                                             Shares at a premium over the
                                             then-current market price of the
                                             Common Shares. See "Anti-Takeover
                                             and Other Provisions in the Fund's
                                             Governing Documents" and
                                             "Risks--Anti-Takeover Provisions."

Custodian, Administrator, Transfer Agent
and Dividend Disbursing Agent..........      The Bank of New York serves as the
                                             custodian of the Fund's assets
                                             pursuant to a custody agreement.
                                             Under the custody agreement, the
                                             custodian holds the Fund's assets
                                             in compliance with the 1940 Act.
                                             For its services, the custodian
                                             will receive a monthly fee based
                                             upon, among other things, the
                                             average value of the total assets
                                             of the Fund, plus certain charges
                                             for securities transactions.

                                             The Bank of New York serves as the
                                             Fund's administrator, dividend
                                             disbursing agent, agent under the
                                             Fund's Automatic Dividend
                                             Reinvestment Plan (the "Plan
                                             Agent"), transfer agent and
                                             registrar with respect to the
                                             Common Shares of the Fund.

                            SUMMARY OF FUND EXPENSES

           The table below and expenses shown assume that the Fund issues of Financial Leverage in the form of debt in an amount equal to [33 ?]% of the Fund's total assets (after issuance) and shows Fund expenses as a percentage of net assets attributable to Common Shares. Footnote 4 to the table also shows Fund expenses as a percentage of net assets attributable to Common Shares but assumes no use of Financial Leverage by the Fund.

Shareholder Transaction Expenses

   Sales load (as a percentage of offering price)...................... 4.50 %
   Preferred offering expenses (estimated as a
     percentage of offering price)..................................... [   ] %
   Expenses borne by the Fund  (1)(2) ................................. [   ] %
   Dividend Reinvestment Plan Fees (3) ................................    None

                                                    Percentage of Net Assets
                                                         Attributable to
                                                Common Shares (assumes Preferred
                                                    Shares are issued)(2)(4)
                                                    ------------------------

Annual Expenses
    Management fees.................................                [  ] %
    Interest payments on borrowed funds.............                [  ] %
    Other expenses..................................                [  ] %
    Total annual expenses...........................                [  ] %
_________________________
(1)      Claymore Advisors, LLC, the Fund's investment adviser, has agreed to
         (i) reimburse all organizational costs of the Fund and (ii) pay all of the Fund's offering costs (other than the sales load but including a partial reimbursement of the expenses of the underwriters) that exceed $[ ] per share of Common Shares ([ ]% of the offering price).

(2) If the Fund issues Financial Leverage in the form of debt, costs of the issuance of debt, estimated to be approximately [ ]% of the total amount of the debt issuance, will be borne immediately by Common Shareholders and result in a reduction of the net asset value of the Common Shares. Assuming the issuance of debt in an amount equal to [33 ?]% of the Fund's total assets (including the proceeds of the debt issuance) these offering costs are estimated to be approximately $[ ] per Common Share ([ ]% of the offering price of Common Shares).

(3) You will pay brokerage charges if you direct the Plan Agent to sell your Common Shares held in a dividend reinvestment account.
         See "Dividend Reinvestment Plan."

(4) The table presented in this footnote estimates what the Fund's annual expenses would be, stated as percentages of the Fund's net assets attributable to Common Shares, but unlike the table above, assumes that the Fund does not issue debt of utilize any other form of Financial Leverage. In accordance with these assumptions, the Fund's expenses would be estimated as follows:

                                                        Percentage of Net Assets
                                                             Attributable to
                                                       Common Shares (assumes no
         Annual Expenses                                   Financial Leverage)
             Management fees ..........................            [  ] %
             Interest payments on borrowed funds ......              None
             Other expenses ...........................            [  ] %
             Total annual expenses ....................            [  ] %


         The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly. The "Other expenses" shown in the table and related footnotes are based on estimated amounts for the Fund's first year of operations unless otherwise indicated and assume that the Fund issues approximately Common Shares. If the Fund issues fewer Common Shares, all other things being equal, the Fund's expense ratio as a percentage of net assets would increase.

Example

         As required by relevant Securities and Exchange Commission regulations, the following example illustrates the expenses (including the sales load of $45 and estimated expenses of this offering of $[ ] and the Fund's estimated debt offering costs of $[ ], assuming debt is issued representing [33 ?]% of the Fund's total assets after issuance) that you would pay on a $1,000 investment in Common Shares, assuming (1) "Total annual expenses" of [ ]% of net assets attributable to Common Shares and (2) a 5% annual return*:


                                                                                Cumulative Expenses Paid
                                                                                   for the Period of:
                                                                          --------------------------------------
                                                                          1 Year    3 Years   5 Years   10 Years
                                                                          ------    -------   -------   --------
An investor would pay the following expenses on a $1,000 investment,
    assuming a 5% annual return throughout the periods........             $[ ]      $[ ]      $[ ]       $[ ]

___________

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE ASSUMED. MOREOVER, THE FUND'S ACTUAL RATE OF RETURN MAY BE HIGHER OR LOWER THAN THE HYPOTHETICAL 5% RETURN SHOWN IN THE EXAMPLE. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value.

                                    THE FUND

         The Fund is a newly organized, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was organized as a statutory trust on October 4, 2004 pursuant to a Certificate of Trust and is governed by the laws of the State of Delaware. As a newly organized entity, the Fund has no operating history. Its principal office is located at 2455 Corporate West Drive, Lisle, Illinois 60532, and its telephone number is (630) 505-3700. Except as otherwise noted, all percentage limitations set forth in this Prospectus apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action.

                                USE OF PROCEEDS

         The net proceeds of the offering of Common Shares will be approximately
$            ($      if the Underwriters exercise the over-allotment option in
full) after payment of the estimated offering costs. The Fund will pay all of its offering costs up to $[ ] per Common Share, and the Adviser has agreed to pay (i) all of the Fund's organizational costs and (ii) offering costs of the Fund (other than sales load but including certain partial reimbursements of the expenses of the underwriters) that exceed $[ ] per Common Share. The Fund will invest the net proceeds of the offering in accordance with its investment objective and policies as stated below. It is currently anticipated that the Fund will be able to invest substantially all of the net proceeds in accordance with its investment objectives and policies within [six] months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash, cash equivalents and equity securities. The Fund anticipates that it may pursue its covered call option strategy to a greater extent during the period in which the Fund is initially investing the proceeds from this offering in securities of MLP entities.

                       INVESTMENT OBJECTIVES AND POLICIES

Investment Objective

         The Fund's investment objective is to provide a high level of after-tax total return with an emphasis on current distribution paid to shareholders. The Fund has been structured to seek to provide an efficient vehicle through which its shareholders may invest in a portfolio of publicly traded securities of master limited partnerships ("MLPs") and entities related to MLPs (collectively with MLPs, "MLP entities"). MLPs combine the tax benefits of limited partnerships with the liquidity of publicly traded securities. The Fund believes that as a result of the tax characterization of cash distributions made by MLPs to their investors, such as the Fund, a significant portion of the Fund's income will be tax-deferred, which will allow distributions by the Fund to its shareholders to include high levels of tax-deferred income. There can be no assurance that the Fund will achieve its investment objective.

         The Fund's investment objective is considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investment Parameters

         Under normal market conditions after the invest-up period, the Fund will invest at least [80]% of its total managed assets in MLP entities, and will invest at least [65]% of its total managed assets in equity securities of MLP entities. "Managed assets" of the Fund includes the total assets of the Fund, including any assets obtained through leverage, minus liabilities excluding those representing leverage. "Equity securities" of MLP entities include MLP common units, MLP subordinated units, MLP I-Shares,

MLP general partner interests and equity securities of MLP affiliates. The Fund anticipates that a substantial portion of the MLP entities in which the Fund invests will be engaged primarily in the energy, natural resources and real estate sectors of the economy.

         The Fund may also invest in common stocks of large capitalization companies, including companies engaged in the energy, natural resources and real estate sectors. To seek to generate current income and gains, the Fund may employ an option strategy of writing (selling) covered call options on common stocks held in the Fund's portfolio. The Fund may pursue such option strategy to a greater extent during the period in which the Fund is initially investing the proceeds from this offering in securities of MLP entities.

         The Fund may invest up to [40]% of its total managed assets in unregistered or otherwise restricted securities, which may consist of equity securities of MLP entities and other securities of public and non-public companies, provided that the Fund will not invest more than [20]% of its total managed assets in restricted securities issued by non-public companies.

         The Fund may invest a total of up to [25]% of its total managed assets in debt securities of MLP entities and other issuers, including debt securities rated below investment grade (that is, rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"); BB or lower by Standard & Poor's Ratings Group ("S&P"); or, if unrated, as determined by the Sub-Adviser to be of comparable credit quality). The Fund will typically purchase below investment grade securities which, at the time of acquisition, are rated as least B3 by Moody's; B- by S&P; comparably rated by another statistical rating organization; or, if unrated, determined by the Sub-Adviser to be of comparable credit quality.

         The Fund may invest up to [20]% of its total net assets in equity securities of issuers other than MLP entities. During the period before the proceeds of the offering have been fully invested in accordance with the Fund's investment objective and policies, a higher percentage of the Fund's total assets may be invested in equity securities of such non-MLP issuers.

         The Fund may invest up to [20]% of its total managed assets in U.S. dollar-denominated securities of foreign issuers.

         The Fund may invest up to [15]% of its total managed assets, at the time of purchase, in securities of any single issuer.

         These policies may be changed by the Fund's Board of Trustees, but no change is anticipated. If the Fund's policies change, the Fund will provide shareholders at least 60 days' notice before implementation of the change.

                             THE FUND'S INVESTMENTS

Master Limited Partnerships

         MLPs are limited partnerships whose interests (limited partnership units) are traded on securities exchanges like shares of corporate stock. An MLP consists of a general partner and limited partners. The general partner manages the partnership; has an ownership stake in the partnership, typically a 2% general partner equity interest and perhaps additional common units and subordinated units; and is eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership, and receive cash distributions. An MLP typically pays an established minimum quarterly distribution to common unit holders. An incentive distribution to the general partner provides that as the distribution increases, the general partner may receive a proportionately larger share of the total distribution. Incentive distributions are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership's cash flow and increase distributions to the limited partners. To qualify as an MLP, a partnership must receive at least 90% of its income from qualifying sources such as natural resources activities, interest, dividends, real estate rents, income from sales of real property, gains on sales of assets, income from commodities, and, in limited circumstances, income and gains from futures, forwards or options with respect to commodities. Currently, most MLPs operate in the energy, natural resources, or real estate sectors. Therefore, the Fund anticipates that a substantial portion of the MLP entities in which the Fund invests will be engaged primarily in the energy, natural resources and real estate sectors. The Fund may, however, invest in MLP entities in any sector of the economy. Due to its partnership structure, MLPs generally do not pay income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e. corporate level tax and tax on corporate dividends).

Advantages of Investment in the Fund Over Direct Investment in MLPs

         The Fund is structures to seeks to provide an efficient vehicle through which the Fund's shareholders may invest in a portfolio of publicly traded securities of MLP entities. An investment in the Fund offers investors several advantages as compared to direct investments in MLP entities, including the following:

o The Fund allows shareholders to invest, through a single investment vehicle, in a portfolio that includes a number of MLP entities.

o The Fund may purchase securities of MLP entities through direct placements. Purchasing restricted securities of MLP entities through direct placements may offer the potential for increased return as compared to purchasing securities of MLP entities through open market transactions. Such opportunities, however, are typically available only to institutional investors, such as the Fund.

o Common Shareholders will receive a single IRS Form 1099. Direct investors in MLPs receive an IRS Schedule K-1 from each MLP in which they are invested.

o An investment in the Fund will not cause a shareholder to be required to file state income tax returns in any state in which such investor is not otherwise required to file a tax return. Direct investors in an MLP are considered limited partners of the MLP and may be required to file state income tax returns in each state in which the MLP operates.

o Common Shareholders are not limited by the passive activity income and loss rules in their ability to use losses to offset other gains. Direct investors in MLPs are limited by the passive activity income and loss rules.

o For Common Shareholders who are tax-exempt investors, including employee benefit plans and IRA accounts, distributions received from the Fund, will generally not be treated as unrelated business taxable income ("UBTI") unless such investor's Common Shares are debt-financed. Income received by tax-exempt investors directly from MLPs is generally treated as UBTI.

o For Common Shareholders that are investment companies (including mutual funds) that have elected to be taxed as regulated investment companies, distributions received from the Fund will be treated as qualifying income.

o Subject to certain holding period and other requirements, distributions by the Fund that are taxable as dividends will be treated as "qualified dividend income" in the case of shareholders taxed as individuals and be eligible for the dividends received deduction in the case of corporate shareholders.

Common Shareholders will bear the Fund's operating costs, including management fees, custody and administration charges, and the costs of operating as an investment company.

Investment Philosophy

         Under normal market conditions, the Fund will seek to achieve its investment objective by investing primarily in securities of MLP entities that the Sub-Adviser believes offer attractive distribution rates and capital appreciate potential. The Fund anticipates that a substantial portion of the MLP entities in which the Fund invests will be engaged primarily in the energy, natural resources and real estate sectors of the economy. The Sub-Adviser intends to identify securities offering a combination of quality, growth and yield intended to produce superior total returns over the long run. The stock selection process employed by the Sub-Adviser includes consideration of quantitative, qualitative and relative value factors. The Sub-Adviser will emphasize propriety analysis and valuation models conducted and maintained by their in-house investment analysts, while maintaining active dialogues with research analysts covering the sectors in which the MLP entities invested in by the Fund operate. In applying its criteria, the Sub-Adviser will consider a company's proven track record, strong record of distribution or dividend growth, solid ratios of debt to cash flow, coverage ratios with respect to distributions to unit holders, incentive structure and management team.

Portfolio Contents

         The Fund will seek to achieve its investment objective by investing primarily in securities of MLP entities that the Sub-Adviser believes offer attractive distribution rates and capital appreciate potential. The Fund may invest in other securities described below consistent with the Fund's investment objective and policies.

         MLP Equity Securities. Equity securities issued by MLPs currently consist of common units, convertible subordinated units and I- Shares.

         MLP Common Units. MLP common units are typically listed and traded on national securities exchanges, including the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") and NASDAQ National Market. The Fund will typically purchase MLP common units through open market transactions, but may also acquire MLP common units through direct placements. Holders of MLP common units have limited control and voting rights. Holders of MLP common units are entitled to receive minimum quarterly distributions, including arrearage rights, from the MLP. Minimum quarterly distributions to holders of common units must be satisfied before any distributions may be paid to convertible subordinated unit holders or incentive distributions may be paid to the general partner. In the event of a liquidation, common holders have preference to the remaining assets of the MLP over subordinated units, but not over debt holders or preferred unit holders.

         MLP Subordinated Units. MLP subordinated units are typically not listed on an exchange nor publicly traded. The Fund will typically purchase MLP subordinated units through negotiated transactions directly with affiliates of MLPs and institutional holders of such shares. Holders of MLP subordinated units are entitled to receive minimum quarterly distributions after payments to holders of common units have been satisfied and prior to incentive distributions to the general partner. MLP subordinated units do not provide arrearage rights. Subordinated units typically have limited voting rights similar to those common units. A common type of MLP subordinated unit is the convertible subordinated unit, which are convertible into common units after the passage of a specified period of time or upon the achievement by the MLP of specified financial goals.

         MLP I-Share. I-Shares represent an ownership interest issued by an affiliated party of an MLP. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. Thus, I-Shares represent an indirect ownership of MLP limited partnership interest. I-units have similar features as MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares themselves have limited voting rights and are similar in that respect to MLP common units. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares, in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on the NYSE.

         General Partner Interests. General partner interests of MLPs are typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. A holder of general partner interests can be liable in certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests often confer direct board participation rights in, and in many cases control over, the operations of the MLP. General partner interests are not publicly traded, but may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of an MLP's aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically receive incentive distribution rights, which provide them with a larger proportionate share of the aggregate MLP cash distributions as the distributions increase. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unit holders choose to remove the general partner, typically with a supermajority vote by limited partner unit holders.

         Equity Securities of Entities Related to MLPs and Other Equity Securities. The Fund may invest in (i) equity securities issued by entities related to MLPs, including affiliates and general partners of MLPs and (ii) equity securities of issuers other than MLP entities, including common stocks of issuers engaged primarily in the energy, natural resources and real estate sectors. Such issuers may be organized and/or taxed as corporations and therefore may not offer the advantageous tax characteristics of MLP units. The Fund intends to purchase equity securities through market transactions, but may also acquire equity securities through direct placements.

         Restricted Securities The Fund may invest up to [40]% of its total managed assets in unregistered or otherwise restricted securities. "Restricted securities" are securities that are unregistered, held by control persons of the issue or are subject to contractual restrictions on resale. The Fund will typically acquire restricted in directly negotiated transactions.

         In connection with its investments in restricted securities generally, the Fund may invest up to [20]% of its managed assets in restricted securities issued by non-public companies. In some instances, such investments may be made with the expectation that the assets of such non-public company will be contributed to a newly-formed MLP entity or sold to or merged with an existing MLP entity in the future.

         Debt Securities. The Fund may invest up to [25]% of its managed assets in debt securities of MLP entities and other issuers, including debt securities rated below investment grade (that is, rated Ba or lower by Moody's; BB or lower by S&P; or, if unrated, as determined by the Sub-Adviser to be of comparable credit quality). The Fund may invest in debt securities which provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-king and auction rate features. The Fund may invest in debt securities of any maturity. Certain bonds are "perpetual" in that they have no maturity date. The Fund will typically purchase below investment grade securities which, at the time of acquisition, are rated as least B3 by Moody's, B- by S&P, comparably rated by another statistical rating organization, or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. If a debt security purchased by the fund, which satisfied the Fund's minimum rating criteria at the time of purchase, is subsequently downgraded below such rating, the Fund will not be required to sell such security. In the event of a such a downgrade, the Sub-Adviser will consider what action to take in the best interest of the Fund and its shareholders.

         Royalty Trusts. The Fund may invest up to [10]% of its total managed assets in royalty trusts. Royalty trusts are publicly traded investment vehicles that gather income on royalties and pay out almost all cash flows to shareholders as distributions. Royalty trusts have no physical operations and no management or employees. Typically royalty trusts own the rights to royalties on the production and sales of a natural resource, including oil, gas, minerals and timber. Royalty trusts are, in some respects, similar to certain MLPs and include risks similar to those MLPs, including cash flow risk, depletion risk and commodity price volatility risk.

         Energy Sector Investments. Many MLP entities operate within the energy sector. Therefore, the Fund anticipates that a substantial proportion of the MLP entities in which the Fund invests will be concentrated in the energy sector of the economy. MLP entities and other companies operating in the Energy Sector, in which the Fund may invest, engage in exploration, innovation, development, production, transportation, storage, refinement, processing, distribution and marketing of crude oil, refined petroleum, petroleum products, natural gas, natural gas liquids such as propane, coal, electricity and other energy commodities and products.

         Other Sectors Investments. The Fund anticipates investing in MLP entities in the natural resources and real estate sectors and may invest in MLP entities operating in any other sector of the economy. MLP entities and other companies operating in the natural resources sector, include companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. MLP entities and other companies operating in the real estate sector, include companies which may develop land, own or manage residential, commercial and undeveloped properties, own mortgage securities, and provide financing to owners and developers of multi-family housing or other real estate or building ventures.

         Option Strategies. The Fund may employ an option strategy of writing (selling) covered call options on a portion of the common stocks in the Fund's portfolio to seek to augment its income and gains by generating option premiums. The Fund may pursue such option strategy to a greater extent during the period in which the Fund is initially investing the proceeds from this offering in securities of MLP entities.

         An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. Call options are contracts representing the right to purchase a common stock at a specified price (the "strike price") at a specified future date (the "expiration date"). The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying common stock and the strike price, as well as the time remaining until the expiration date. The Fund will not purchase call options as an investment. It will follow a strategy known as "covered call option writing," which is a strategy designed to produce income from option premiums and offset a portion of a market decline in the underlying common stock. The Fund will only "sell" or "write" options on common stocks held in the Fund's portfolio. It may not sell "naked" call options, i.e. options representing more shares of the stock than are held in the portfolio. If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. Net gains from the Fund's option strategy will be short-term capital gains which, for federal income tax purposed, will constitute net investment company income. See "Taxation."

         [In addition to its covered call strategy the Fund may, to a lesser extent, pursue other income producing options strategies, including selling (writing) both put options and call options on certain of the common stocks in the Fund's portfolio. Put options are contracts that give the holder of the option, in return for the payment of a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. To a limited extent the Fund may utilize a strategy in which it will own shares of a common stock, write (sell) call options and write (sell) put options. This strategy may produce a considerably higher return than a covered call strategy, but involves a higher degree of risk and potential volatility.

         To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on certain ETFs that trade like common stock but represent certain market indices (such as the Nasdaq 100 or S&P 500) that correlate with the mix of common stocks held in the Fund's portfolio.]

         Foreign Securities. The Fund may invest up to [20]% of its total managed in U.S. dollar-denominated securities of foreign issuers. Such investments in securities of foreign issuers may include investments in American Depositary Receipts, or "ADRs." ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market, in the United States or elsewhere.

         Diversification. The Fund may invest up to [15]% of its total managed assets, at the time of purchase, in securities of any single issuer.

Temporary Defensive Investments

         Under normal market conditions, the Fund will invest at least 80% of its total managed assets in MLP entities and will invest at least 65% of its total managed assets in equity securities of MLP entities. However, when a temporary defensive posture is believed by the Sub-Adviser to be warranted

("temporary defensive periods"), the Fund may, without limitation, hold cash or invest its assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody's; and certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest, to the extent permitted by applicable law, in shares of money market mutual funds, which, under current law, in the absence of an exemptive order will not be affiliated with the Adviser or the Sub-Adviser. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions and applicable law. See "Investment Restrictions" in the Fund's Statement of Additional Information. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser and Sub-Adviser, with respect to assets so invested. See "Management of the Fund -- General." The Fund may not achieve its investment objectives during temporary defensive periods.

Certain Other Investment Practices

         Strategic Transactions and Derivatives. In addition to the option strategy described, the Fund may, but is not required to, nor expected to any significant extent, utilize certain strategies for purposes such as seeking to hedge various market risks inherent in the Fund's portfolio, to manage the effective maturity or duration of income-producing securities in the Fund's portfolio or in connection with the Fund's utilization of financial leverage. These strategies may be executed through the use of derivative contracts. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on individual securities, equity and fixed-income indices, interest rates, energy, ETFs and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Certain of these Strategic Transactions, such as options and futures contracts, are described briefly below. For a more complete discussion of the Fund's investment practices involving Strategic Transactions in derivatives and certain other investment techniques, see "Investment Objectives and Policies- Derivative Instruments" in the Fund's Statement of Additional Information.

         Futures Contracts and Options on Futures. The Fund may purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, yield enhancement and risk management purposes. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future. These futures contracts and related options may be on debt securities, financial indices, securities indices or U.S. government securities.

         When Issued, Delayed Delivery Securities and Forward Commitments.
The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

         Short Sales. Although the Fund has no present intention of doing so, the Fund is authorized to make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. To the extent the Fund engages in short sales, the Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total managed assets. Also, the market value of the securities sold short of any one issuer will not exceed either 10% of the Fund's total managed assets or 5% of such issuer's voting securities. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns, or has the immediate and unconditional right to acquire at no additional cost, the identical security. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by the Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         Repurchase Agreements. Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time. This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Sub-Adviser, acting under the supervision of the Board of Trustees of the Fund, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Fund will not enter into repurchase agreements with the Adviser, the Sub-Adviser or any of their affiliates.

         Other Investment Companies. The Fund may invest up to [10]% of the Fund's total managed assets in securities of other open- or closed-end investment companies that invest primarily in securities of the types in which the Fund may invest directly. The Fund expects that these investments will primarily be in exchange traded funds (ETFs). In addition, to seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on certain ETFs that trade like common stocks but represent certain market indices such as the Nasdaq 100 or S&P 500 that correlate with the mix of common stocks held in the Fund's portfolio. The Sub-Adviser generally expects that it may invest in other investment companies either during periods when it has large amounts of un-invested cash, such as the period shortly after the Fund receives the proceeds from this offering of Common Shares or during periods when there is a shortage of attractive securities available in the market. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in this Prospectus.

As described in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to holders of common stock in such leveraged investment companies will tend to fluctuate more than the yield generated by unleveraged shares.

         Loans of Portfolio Securities. To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (i) the loan is collateralized in accordance with applicable regulatory requirements and (ii) no loan will cause the value of all loaned securities to exceed [33]% of the value of the Fund's total managed assets. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. There can be no assurance that borrowers will not fail financially. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the other party to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. See "Investment Objectives and Policies -- Loans of Portfolio Securities" in the Fund's Statement of Additional Information.

Portfolio Turnover

         The Fund will buy and sell securities to seek to accomplish its investment objectives. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). Higher portfolio turnover may decrease the after-tax return to individual investors in the Fund to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. Under normal market conditions, the Fund anticipates that its annual portfolio turnover rate will not exceed 30%.

Investment Restrictions

         The Fund has adopted certain other investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares, as defined in the 1940 Act, (and Preferred shares, if any, voting together as a single class). See "Investment Restrictions" in the Statement of Additional Information for a complete list of the fundamental investment policies of the Fund. Should the Fund decide to utilize financial leverage in the future, it may become subject to rating agency guidelines that are more limiting than its fundamental investment restrictions in order to obtain and maintain a desired rating on the financial leverage.

                           USE OF FINANCIAL LEVERAGE

         The Fund may seek to enhance the level of its current distributions by the use of financial leverage through the issuance of preferred shares ("Preferred Shares"), through the issuance of commercial paper or other forms of debt ("Borrowings") or through a combination of Preferred Shares and Borrowings (collectively, "Financial Leverage"). The aggregate amount of Financial Leverage, if any, is not expected to exceed [33 ?]% of the Fund's total assets after such issuance; however, the Fund may utilize Financial Leverage up to the limits imposed by the 1940 Act. The Fund may also utilize

Borrowings in excess of such limit for temporary purposes such as the settlement of transactions. So long as the net rate of return on the Fund's investments purchased with the proceeds of Financial Leverage exceeds the cost of such Financial Leverage, such excess amounts will be available to pay higher distributions to holders of the Fund's common shares. Although the aggregate amount of Financial Leverage, if any, is currently not expected to Any use of Financial Leverage must be approved by the Fund's Board of Trustees. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

Preferred Shares

         Any offering of Preferred Shares is subject to market conditions and the Fund's receipt of a top credit rating on the Preferred Shares from one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") (most likely Moody's and/or Fitch Ratings ("Fitch")). The Fund presently anticipates that any Preferred Shares that it intends to issue would be initially given the highest ratings by Moody's or Fitch. See "Appendix A--Ratings of Investments" in the Statement of Additional Information.

         Because the aggregate liquidation preference of Preferred Shares would have a senior claim on the assets of the Fund, changes in the value of the Fund's portfolio securities, including costs attributable to Preferred Shares, will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the Financial Leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using Financial Leverage, the fees paid to the Adviser for advisory services will be higher than if the Fund did not use Financial Leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, which includes the proceeds from the Financial Leverage. If the Fund issues Preferred Shares, the Common Shareholders will bear the offering costs of the issuance of any Preferred Shares, which are currently expected to be approximately [ ]% of the total amount of a Preferred Shares offering.

         Under the 1940 Act, the Fund may not issue Preferred Shares unless, immediately after such issuance, it has an "asset coverage" of at least 200%. For these purposes, "asset coverage" means the ratio of (i) total assets less all liabilities and indebtedness not represented by "senior securities" to (ii) the amount of "senior securities representing indebtedness" plus the "involuntary liquidation preference" of the Preferred Shares. "Senior security" means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. "Senior security representing indebtedness" means any "senior security" other than equity shares. The "involuntary liquidation preference" of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the Common Shares.

         In addition, the Fund is not permitted to declare any dividend (except a dividend payable in Common Shares), or to declare any other distribution on its Common Shares, or to purchase any Common Shares, unless the Preferred Shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of Common Shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary to maintain asset coverage of any Preferred Shares of at least 200%.

         If Preferred Shares are outstanding, two of the Fund's Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Fund will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the

Fund failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Fund.

         The Fund may be subject to certain restrictions imposed either by guidelines of one or more NRSROs that may issue ratings for Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser or the Investment Sub-Adviser, as the case may be, from managing the Fund's assets in accordance with the Fund's investment objective and policies. In addition to other considerations, to the extent that the Fund believes that the covenants and guidelines required by the NRSROs would impede its ability to meet its investment objective, or if the Fund is unable to obtain its desired rating on Preferred Shares (expected to be AAA/Aaa), the Fund will not issue Preferred Shares.

Borrowings

          As noted above, the Fund is also authorized to borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as the settlement of transactions. The Fund does not currently intend to utilize Borrowings for Financial Leverage. Under the 1940 Act, the Fund generally is not permitted to issue commercial paper or notes or engage in other Borrowings unless, immediately after the Borrowing, the value of the Fund's total assets less liabilities other than the principal amount represented by commercial paper, notes or other Borrowings, is at least 300% of such principal amount. In addition, the Fund is not permitted to declare any cash dividend or other distribution on the Common Shares unless, at the time of such declaration, the value of the Fund's total assets, less liabilities other than the principal amount represented by Borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other Borrowings to the extent necessary to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Effects of Financial Leverage

         Assuming (1) that the proceeds from the issuance of debt represent in the aggregate approximately [33 ?]% of the Fund's total assets after such Financial Leverage, and (2) the Fund will pay interest with respect to such debt at an annual average rate of [ ]%, then the incremental income generated by the Fund's portfolio (net of estimated expenses including expenses related to the Financial Leverage) must exceed approximately [ ]% to cover such interest specifically related to the debt. Of course, these numbers are merely estimates used for illustration. Actual interest rates may vary frequently and may be significantly higher or lower than the rate estimated above.

             The following table is furnished pursuant to requirements of the Securities and Exchange Commission. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund's portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund's investment portfolio returns will be. The table further reflects the issuance of Financial Leverage representing approximately [ ]% of the Fund's total assets after such issuance and the Fund's currently projected dividend rate of [ ]%. See "Risks" and "Use of Financial Leverage." The table does not reflect any offering costs of Common Shares or Preferred Shares.


Assumed portfolio total return ...........   (10.00)%    (5.00)%      0.00%      5.00%     10.00%
Common Share total return ................   [     ]%   [     ]%   [     ]%   [     ]%   [     ]%

         Common Share total return is composed of two elements--the Common Share dividends paid by the Fund (the amount of which is largely determined by the Fund's net investment income after paying the carrying cost of Financial Leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As required by Securities and Exchange Commission rules, the table assumes that the Fund is more likely to suffer capital loss than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the net investment income it receives on its investments is entirely offset by losses on the value of those investments. This table reflects the hypothetical performance of the Fund's portfolio and not the performance of the Fund's Common Shares, the value of which will be determined by market and other factors.

         During the time in which the Fund is utilizing Financial Leverage, the amount of the fees paid to the Adviser and the Sub-Adviser for investment advisory services will be higher than if the Fund did not utilize Financial Leverage because the fees paid will be calculated based on the Fund's managed assets which may create a conflict of interest between the Adviser and the Sub-Adviser and the Common Shareholders. Because the Financial Leverage costs will be borne by the Fund at a specified rate, only the Fund's Common Shareholders will bear the cost of the Fund's fees and expenses.

         Unless and until the Fund utilizes Financial Leverage, the Common Shares will not be leveraged and this section will not apply.

                                     RISKS

         Investors should consider the following risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

No Operating History

         The Fund is a newly organized, diversified, closed-end management investment company with no operating history.

Not a Complete Investment Program

         The Fund is intended for investors seeking a high level of current income and capital appreciation over the long term. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in the Common Shares of the Fund should not be considered a complete investment program. Each Common Shareholder should take into account the Fund's investment objectives as well as the Common Shareholder's other investments when considering an investment in the Fund.

Investment and Market Risk

         An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the Common Shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of those securities may fluctuate, sometimes rapidly and unpredictably. The value of the securities owned by the Fund will affect the value of the Common Shares. At any point in time, your Common Shares may be worth less than your original investment, including the reinvestment of Fund dividends and distributions.

Risks of Investing in MLP Units

         An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Holders of MLP units have the rights typically afforded to limited partners in a limited partnership. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units. Additionally, conflicts of interest may exist between common unit holders and the general partner of an MLP; for example a conflict may arise as a result of incentive distribution payments.

Tax Risks

         As a result of the unique characteristics of MLP investments, the Fund will be subject to certain tax related risks.

         MLP Tax Risk. The Fund's ability to meet its investment objective will depend largely on the amount of the distributions it receives (in relation to the taxable income it recognizes) with respect to its investments in the MLP entities, which is something the Fund has no control over. Much of the benefit the Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner of a partnership, in computing its U.S. federal income tax liability, will include its allocable share of the partnership's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income taxation purposes would have the effect of reducing the amount of cash available for distribution by the MLP and causing any such distributions received by the Fund to be taxed as dividend income. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which would likely cause a substantial decline in the value of the Common Shares.

         Tax Law Change Risk. Changes in the tax laws, or interpretations thereof, could adversely affect the Fund, the MLPs in which the Fund invests and/or the Fund's shareholders. For example, if as a result of a change the tax laws MLPs are required to be treated as corporations rather than a partnerships for tax purposes, MLPs would be subject to entity level tax at corporate tax rates and any distributions received by the Fund from an MLP would be treated as dividend income to the extent it was attributable to the MLP's current or accumulated earnings and profits. Such treatment would negatively impact the amount and tax characterization of distributions received by the Fund's shareholders.

         Deferred Tax Risks of MLP Investments. To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to include in its taxable income the Fund's allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. Historically, MLPs have been able to offset a significant portion of their income with tax deductions. The portion, if any, of a distribution received by the Fund from an MLP that is offset by the MLP's tax deductions is essentially treated as tax-deferred return of capital. However, any such deferred tax will be reflected in the Fund's adjusted basis in the equity securities of the MLP, which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Fund on the sale of any such equity securities. In addition, the Fund will incur a current income tax liability on the portion of a distribution from the MLP that is not offset by the MLP's tax deductions. The percentage of an MLP's distributions that is offset by the MLP's tax deductions will fluctuate over time. For example, new acquisitions by MLPs generate accelerated depreciation and other tax deductions, and therefore a decline in acquisition activity by the MLPs owned by the Fund could increase the Fund's current tax liability. If the percentage of the distributions received by the Fund that is offset by tax deductions declines, or the Fund's portfolio turnover increases, the portion of the distributions paid by Fund that is treated as tax-deferred return of capital and/or capital gain, as the case may be, would be reduced and the portion treated as taxable dividend income would be increased. This geenrally would result in lower after-tax distributions to shareholders.

         The Fund will accrue deferred income taxes for its future tax liability associated with that portion of MLP distributions considered to be a tax-deferred return of capital as well as capital appreciation of its investments. For purposes of estimating deferred tax liability for financial statement reporting and determining its net asset value, the Fund will be required to rely, to some extent, on information provided by the MLPs in which it invests. Such information may not be received in a timely manner. Accordingly, the Fund will, from time to time, modify its estimates or assumptions regarding its deferred tax liability as new information becomes available. Upon the sale of an equity security in an MLP, the Fund generally will be liable for any previously deferred taxes.

Affiliated Party Risk

         Certain MLPs in which the Fund may invest depend upon their parent or sponsor entities for the majority of their revenues. Were their parent or sponsor entities to fail to make such payments or satisfy their obligations, the revenues and cash flows of such MLPs and ability of such MLPs to make distributions to unit holders, such as the Fund, would be adversely affected.

Equity Securities Risk

         A substantially percentage of the Fund's assets will be invested in equity securities, including MLP common units, MLP subordinated units, MLP I-Shares, equity securities of entities related to MLPs and common stocks of other issuers. Equity risk is the risk that MLP units or other equity securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds. The price of an equity security of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the equity securities held by the Fund. In addition, MLP units or other equity securities held by the Fund may decline in price if the issuer fails to make anticipated distributions or dividend payments because, among other reasons, the issuer experiences a decline in its financial condition.

         MLP subordinated units typically are convertible to MLP common units at a one-to-one ratio. The price of MLP subordinated units is typically tied to the price of the corresponding MLP common unit, less a discount. The size of the discount depends upon a variety of factors, including the likelihood of conversion, the length of time remaining until conversion and the size of the block of subordinated units being purchased or sold.

         MLP I-Shares represent an indirect investment in MLP I-units. Prices and volatilities of MLP I-Shares tend to correlate to the price of common units. Holders of MLP I-Shares are subject to the same risks as holders of MLP common units.

Energy Sector Risks

         Many MLP entities operate within the energy sector. Therefore, the Fund anticipates that a substantial portion of the MLP entities in which the Fund invests will be engaged primarily in the energy sector of the economy. As a result, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting the energy sector. There are several risks associated with investments in energy sector MLP entities, including the following:

         Commodity Price Volatility Risk. MLP entities and other companies operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short- and long-term. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities. Fluctuations in energy commodity prices can result from changes in general economic conditions (especially of key energy-consuming countries); market conditions; weather patterns; domestic production levels; volume of imports; energy conservation; domestic and foreign governmental regulation; international politics; policies of the Organization of Petroleum Exporting Countries ("OPEC"); taxation; tariffs; and the availability and costs of local, intrastate and interstate transportation methods. The energy sector as a whole may also be impacted by the perception that the performance of energy sector companies is directly linked to commodity prices.

         Supply and Demand Risk. MLP entities and companies operating in the energy sector may be impacted by the levels of supply and demand for energy commodities. MLP entities and other companies operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities. The volume of production of energy commodities and the volume of energy commodities available for transportation, storage, processing or distribution could be caused by a variety of factors, including depletion of resources; depressed commodity prices; catastrophic events; labor relations; increased environmental or other governmental regulation; equipment malfunctions and maintenance difficulties; import volumes; international politics, policies of OPEC and increased competition from alternative energy sources. Alternatively, a decline in demand for energy commodities could result from factors such as adverse economic conditions (especially in key energy-consuming countries); increased taxation; increased environmental or other governmental regulation; increased fuel economy; increased energy conservation or use of alternative energy sources; or increased commodity prices.

         Depletion Risk. MLP entities and other energy companies engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current business, acquisitions, further development of their existing sources of energy commodities, exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies. If such companies fail to acquire additional reserves in a cost-effective manner and at a rate at least equal to the rate at which their existing reserves decline, their financial performance may suffer. Additionally, failure to replenish reserves could reduce the amount and affect the tax characterization of the distributions paid by such companies.

         Regulatory Risk. The energy sector is highly regulated. MLP entities and other companies operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Examples of governmental regulations which impact MLP entities and other companies operating in the energy sector include regulation of the construction, maintenance and operation of facilities, environmental regulation, worker safety regulation, labor regulation, trade regulation and the regulation of the prices charged for products and services. Compliance with these regulations is enforced by numerous governmental agencies and authorities through administrative, civil and criminal penalties. Stricter laws or regulations or stricter enforcement policies with respect to existing regulations would likely increase the costs of regulatory compliance and could have an adverse effect on the financial performance of MLP entities and other companies operating in the energy sector.

         Acquisition Risk. MLP entities owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to enhance distributions to unit holders. The ability of such MLP entities to make future acquisitions is dependent on their ability to identify suitable targets, negotiate favorable purchase contracts, obtain acceptable financing and outbid competing potential acquirers. To the extent that MLP entities are unable to make future acquisitions, or such future acquisitions fail to increase the adjusted operating surplus per unit, their growth and ability to make distributions to unit holders will be limited. There are risks inherent in any acquisition, including erroneous assumptions regarding revenues, acquisition expenses, operating expenses, cost savings and synergies; assumption of liabilities; indemnification; customer losses; key employee defections; distraction from other business operations; and unanticipated difficulties in operating or integrating new product areas and geographic regions.

         Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLP entities and other companies operating in the energy sector to carry out acquisitions or expansions in a cost-effective manner. As a result, rising interest rates could negatively affect the financial performance of MLP entities and other companies operating in the energy sector in which the Fund invests.

         Catastrophic Event Risk. MLP entities and other companies operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. These dangers include leaks, fires, explosions, damage to facilities and equipment resulting from natural disasters, inadvertent damage to facilities and equipment and terrorist acts. Since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks. These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss or life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of MLP entities and other companies operating in the energy sector. MLP entities and other companies operating in the energy sector may not be fully insured against all risks inherent in their business operations and therefore accidents and catastrophic events could adversely affect such companies' financial conditions and ability to pay distributions to shareholders.

Other Sector Risks

         The Fund also may invest in securities of MLP entities in the natural resources sector and the real estate sector, among other sectors, which may subject the Fund to additional risks associated with investments in those sectors.
         Natural Resources Sector Risks. he natural resources sector includes companies principally engaged in owning or developing non-energy natural resources (including timber and minerals) and industrial materials, or supplying goods or services to such companies. The Fund's investments in MLP entities and other companies operating in the natural resources sector will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in the natural resources sector can be significantly affected by changes in the supply of or demand for various natural resources. The value of investments in the natural resources sector may be adversely affected by a change in inflation.

         Real Estate Sector Risks. The Fund may invest in MLP entities in the real estate sector, which may develop land; own or manage residential, commercial and undeveloped properties; own mortgage securities; and provide financing to owners and developers of multi-family housing or other real estate or building ventures. To the extent that the Fund invests in securities of MLP entities and other companies operating in the real estate sector, the Fund's performance may be linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Changes in interest rates or inflation may adversely affect the value of investments in the real estate sector. Other factors such as catastrophic events; lack of adequate insurance; and environmental issues may contribute to the risks in a real estate investment.

Small Capitalization Risk

         The Fund may invest in securities of MLP entities and other issuers that have comparatively smaller capitalizations, which present unique investment risks. These companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLP entities with of smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price that the Fund would like.

Restricted Securities Risk

         The Fund may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered, held by control persons of the issuer or are subject to contractual restrictions on their resale. Restricted securities are often purchased at a discount from the market price of unrestricted securities of the same issuer reflecting the fact that such securities may not be readily marketable without some time delay. Such securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the over-the-counter markets. Contractual restrictions on the resale of securities result from negotiation between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a security for which the Fund has a contractual right to do so, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.

Cash Flow Risk

         The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in equity securities of MLP entities. The amount and tax characterization of cash available for distribution by an MLP entity depends upon the amount of cash generated by such entity's operations. Cash available for distribution by MLP entities will vary widely from quarter to quarter and is affected by various factors affecting the entity's operations. In addition to the risks described herein, operating costs, capital expenditures, acquisition costs, construction costs, exploration costs and borrowing costs may reduce the amount of cash that an MLP entity has available for distribution in a given period.

Risks Associated with Options on Securities

         There are several risks associated with transactions in options on securities. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         [When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.]

Delay in Investing the Proceeds of the Offering

         The Fund currently intends to invest the proceeds of this Common Shares offering as soon as practicable following its completion. Nonetheless, the Fund does not expect to be fully invested in equity and other securities of MLP entities immediately after the completion of the offering, as it may take a period of time before the Fund can accumulate positions in such securities. Investment of the proceeds of the offering in securities of MLP entities may be delayed if suitable investments are unavailable at that time or if the Fund is unable to secure firm commitments for direct placements. The trading market for securities of MLP entities may at times be less liquid than the market for other securities. The Fund anticipates that it may pursue its covered call option strategy to a greater extent during the period in which the Fund is initially investing the proceeds from this offering in securities of MLP entities. As a result of the length of time the Adviser and Sub-Adviser believe it will take to fully invest the proceeds of the offering, the Fund expects that in its first year of operations, the return and yield on the Common Shares will be lower than when the Fund is fully invested in accordance with its investment objective and policies. The Fund anticipates that a significant portion of its first distribution to holders of Common Shares will be made from sources other than cash distributions from MLP entities and may consist of return of capital.

Liquidity Risk

         MLP common units, MLP I-Shares and equity securities of MLP affiliates and other issuers often trade on national securities exchanges, including the NYSE, AMEX and the NASDAQ National Market. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like and may be limited in its ability to make alternative investments.

Valuation Risk

         Market prices generally will be unavailable for some of the Fund's investments, including MLP subordinated units, direct ownership of general partner interests and restricted or unregistered securities of certain MLP entities and private companies. The value of such securities will be determined by fair valuations determined by the Board of Trustees or its designee in accordance with procedures governing the valuation of portfolio securities adopted by the Board of Trustees. Proper valuation of such securities may require more reliance on the judgment of the Sub-Adviser than for valuation of securities for which an active trading market exists. In order to calculate taxable income allocable to MLP units and the associated deferred tax liability for the purposes of financial statement reporting and determining the Fund's net asset value, the Fund will rely on information provided by the MLPs issuing such units, which may not be timely. As more information becomes available, the Fund will refine its estimates and assumptions regarding its deferred tax liability, which would likely cause the net asset value of the Fund to fluctuate.

Interest Rate Risk

         Interest rate risk is the risk that fixed income securities, such as preferred and debt securities, and equity securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The net asset value and market price of the Common Shares will tend to decline if market interest rates rise as a result of the Fund's investment in such securities.

         During periods of declining interest rates, the issuer of a fixed-income security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Preferred and debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem such a security if the issuer can refinance it at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

         In typical interest rate environments, prices of fixed income securities with longer maturities generally fluctuate more in response to changes in interest rates than do the prices of fixed income securities with shorter-term maturities. Because the Fund may invest a portion of its assets in fixed-income securities without regard to their maturities, to the extent the Fund invests in fixed income securities with longer maturities, the net asset value and market price of the Common Shares would fluctuate more in response to changes in interest rates than if the Fund were to invest such portion of its assets in shorter-term fixed income securities.

         Market interest rates for investment grade fixed income securities in which the Fund may invest have recently declined significantly below the recent historical average rates for such securities. This decline may have increased the risk that these rates will rise in the future (which would cause the value of the Fund's net assets to decline) and the degree to which asset values may decline in such events.

Lower Grade Securities Risk

         The Fund may invest in fixed-income securities rated below investment grade (that is, rated Ba or lower by Moody's; BB or lower by S&P; comparably rated by another statistical rating organization; or, if unrated, as determined by the Sub-Adviser to be of comparable credit quality), which are commonly referred to as "junk bonds." Investment in securities of below-investment grade quality involves substantial risk of loss. Securities of below investment grade quality are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal when due and therefore involve a greater risk of default or decline in market value due to adverse economic and issuer-specific developments. Securities of below investment grade quality display increased price sensitivity to changing interest rates and to a deteriorating economic environment. The market values for debt securities of below-investment grade quality tend to be more volatile and such securities tend to be less liquid than investment grade debt securities.

Portfolio Turnover Risk

         The Fund's portfolio turnover rate may vary greatly from year to year. The Fund cannot predict its annual portfolio turnover rate with accuracy; however, under normal market conditions it is not expected to exceed [30]%. Portfolio turnover rate will not be considered as a limiting factor in the execution of the Fund's investment decisions. High portfolio turnover may result in the Fund's recognition of gains that will be taxable as ordinary income and may increase the Fund's current and accumulated earnings and profits, which will result in a greater portion of distributions to Common Shareholders being treated as dividends. Additionally, high portfolio turnover results in correspondingly higher brokerage commissions and transaction costs borne by the Fund.

Foreign Securities Risk

         Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.

         There may be less publicly available information about a foreign company than a U.S. company. Foreign securities markets may have substantially less volume than U.S. securities markets and some foreign company securities are less liquid than securities of otherwise comparable U.S. companies. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

         The Fund expects that its investments in foreign securities will primarily consist of sponsored ADRs. ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk

         In addition to the covered call option strategy described above, the risks of which are described above, the Fund may, but is not required or expected to any significant extent to, utilize futures contracts, options and over-the-counter derivatives contracts for other hedging, risk management and other portfolio management purposes. Participation in options or futures markets transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies (other than its covered call writing strategy). If the Sub-Adviser's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. Risks inherent in the use of options, futures contracts and options on futures contracts and securities indices include:

         o dependence on the Sub-Adviser's ability to predict correctly movements in the direction of interest rates and securities prices;

         o imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;

         o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

         o the possible absence of a liquid secondary market for any particular instrument at any time;

         o the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;

         o the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a security at a disadvantageous time due to a need for the Fund to maintain "cover" or to segregate securities in connection with the hedging techniques; and

         o     the creditworthiness of counterparties.

         Futures Transactions. The Fund may invest without limit in futures contracts. Futures and options on futures entail certain risks, including but not limited to the following:

         o no assurance that futures contracts or options on futures can be offset at favorable prices;

         o possible reduction of the return of the Fund due to the use for hedging;

         o possible reduction in value of both the securities hedged and the hedging instrument;

         o possible lack of liquidity due to daily limits on price fluctuations;

         o imperfect correlation between the contracts and the securities being hedged; and

         o losses from investing in futures transactions that are potentially unlimited and the segregation requirements for such transactions.

         Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceedings. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Market Discount Risk

         Whether investors will realize gains or losses upon the sale of Common Shares of the Fund will depend upon the market price of the Common Shares at the time of sale, which may be less or more than the Fund's net asset value per share. Since the market price of the Common Shares will be affected by such factors as the relative demand for and supply of the shares in the market, general market and economic conditions and other factors beyond the control of the Fund, we cannot predict whether the Common Shares will trade at, below or above net asset value or at, below or above the public offering price. Shares of closed-end funds often trade at a discount to their net asset values and the Fund's Common Shares may trade at such a discount. This risk may be greater for investors expecting to sell their Common Shares of the Fund soon after completion of the public offering. The Common Shares of the Fund were designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

Other Investment Companies Risk

         The Fund may invest up to [10]% of the its total managed assets in securities of other open- or closed-end investment companies, including exchange traded funds ("ETFs"), that invest primarily in securities of the types in which the Fund may invest directly. As a stockholder in an investment company, the Fund will bear its ratable share of that investment company's expenses, and would remain subject to payment of the Fund's investment management fees with respect to the assets so invested. Common Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described in this prospectus.

Financial Leverage Risk

         Although the use of Financial Leverage by the Fund may create an opportunity for increased net income and capital appreciation for the Common Shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with Financial Leverage proceeds are greater than the cost of Financial Leverage, the Fund's return will be greater than if Financial Leverage had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of Financial Leverage, the return to the Fund will be less than if Financial Leverage had not been used.

         Financial Leverage involves risks and special considerations for shareholders including the likelihood of greater volatility of net asset value and market price of and dividends on the Common Shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the dividend rates on any Financial Leverage that the Fund must pay will reduce the return to the Common Shareholders; and the effect of Financial Leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares.

         It is also possible that the Fund will be required to sell assets, possibly at a loss, in order to redeem or meet payment obligations on any leverage. Such a sale would reduce the Fund's net asset value and also make it difficult for the net asset value to recover. The Fund in its best judgment nevertheless may determine to continue to use Financial Leverage if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Because the fees received by the Adviser and Sub-Adviser are based on the managed assets of the Fund (including the proceeds of any FinancialLeverage), the Adviser and Sub-Adviser have a financial incentive for the Fund to utilize Financial Leverage, which may create a conflict of interest between the

Adviser and the Sub-Adviser and the Common Shareholders. There can be no assurance that a leveraging strategy will be implemented or that it will be successful during any period during which it is employed.

Non-Diversified Status

         The Fund will be a non-diversified investment company under the 1940 Act and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund's assets that may be invested in securities of a single issue. Accordingly, the Fund may invest a greater portion of its amounts in a more limited number of issuers than a diversified fund. There are currently approximately fifty five (55) publicly traded MLPs. The fund will select its investments in MLPs from this small pool of issuers together with securities issued by any newly public MLPs, and will invest in securities of other MLP entities and securities of issuers other than MLP entities, consistent with its investment objective and policies. An investment in the Fund may present greater risk to an investor than an investment in a diversified company because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund's Common Shares.

Management Risk

         The Fund is subject to management risk because it is an actively managed portfolio. In acting as the Fund's sub-adviser, responsible for management of the Fund's its portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Current Developments

         As a result of the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, some of the U.S. Securities Markets were closed for a four-day period. These terrorists attacks, the war in Iraq and its aftermath and other geopolitical events have led to, and may in the future lead to, increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar events in the future or other disruptions of financial markets could affect interest rates, securities exchanges, auctions, secondary trading, rating, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover Provisions

         The Fund's Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund. See "Anti-takeover and Other Provisions in the Fund's Governing Documents.


                             MANAGEMENT OF THE FUND

Trustees and Officers

         The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Adviser and the Sub-Adviser. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the Statement of Additional Information.

The Investment Adviser

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Adviser is a Delaware limited liability company, with its principal offices located at [ ]. Pursuant to the Advisory Agreement, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of the Fund's Sub-Adviser, provides personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are its affiliates. The Adviser acts as investment adviser to other recently organized closed-end investment companies, with approximately [$3.3] bullion in assets as of [ ], 2004. Claymore Securities, Inc., an affiliate of the Adviser and one of the underwriters, acts as servicing agent to various investment companies and specializes in the creation, development and distribution of investment solutions for advisers and their valued clients.

         As compensation for its services, the Fund pays the Adviser a fee, payable monthly, in a maximum annual amount equal to [ ]% of the Fund's average daily Managed Assets (as defined below), net of any amounts that the Adviser is obligated to pay to one or more of the underwriters in this offering representing additional compensation as described under the caption "Underwriting" in this prospectus.

The Sub-Adviser

         Fiduciary Asset Management, LLC acts as the Fund's investment sub-adviser pursuant to an investment sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is a Missouri limited liability company, located at 8112 Maryland Avenue, Suite 400, St. Louis, Missouri 63105, and is a registered investment adviser and serves as investment adviser or portfolio supervisor to investment portfolios with approximately $[ ] billion of Assets as of [ ],2004.

         The Sub-Adviser was founded as an independent investment firm in 1994 and has managed master limited partnership portfolios for clients since 1995. The Sub-Adviser invests in a broad range of equity, hedged equity, master limited partnership, and fixed income securities for institutional and high net worth clients, including Fortune 500 companies, public pensions and large endowments and foundations.

         As compensation for its services, the Fund pays the Sub-Adviser a fee, payable monthly, in a maximum annual amount equal to [ ]% of the Fund's average daily Managed Assets (as defined below).

         Pursuant to the Sub-Advisory Agreement, the Investment Sub-Adviser, under the supervision of the Fund's Board of Trustees, provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are its affiliates.

         Fiduciary Asset Management's investment committee includes Charles D. Walbrandt, Wiley D. Angell, Mohammad Riad, James J. Cunnane Jr., and Joseph E. Gallagher.

         Charles D. Walbrandt founded the Sub-Adviser in 1994. From 1974 through 1994, Mr. Walbrandt served in various capacities with General Dynamics Corporation, including Corporate Vice President, Trust Investment and Treasurer. While at General Dynamics, Mr. Walbrandt created the internal investment department in 1983, designed the investment management process and managed both equity and fixed income portfolios. Mr. Walbrandt holds a B.S. degree in economics from the University of Wisconsin, a M.B.A. in finance from St. Louis University and is a Chartered Financial Analyst. Fiduciary Asset Management is controlled by Mr. Walbrandt.

         Mr. Cunnane will serve as the primary portfolio manager for the Fund. Mr. Cunnane has over ten years experience managing portfolios and is a member of the equity portfolio management team and performs securities research. Prior to joining Fiduciary Asset Management in 1996, he was a research analyst with A.G. Edwards from 1994 to 1996. He also worked as an analyst for Maguire Investment Advisors, where he gained extensive experiences in the development of master limited partnership and mid- and small-cap stock portfolios. He holds a B.S. degree in finance from Indiana University. Mr. Cunnane is a Chartered Financial Analyst, and serves on the investment committee of the Archdiocese of St. Louis and the board of the St. Louis internship program.

         William N. Adams performs securities research on equity and fixed income securities and focuses on the energy sector. Prior to joining Fiduciary Asset Management in 2004, Mr. Adams was a research analyst with Banc of America Capital Management and previous entities from 1981 to 2004, specializing in integrated oils, oil field services, oil and natural gas exploration, and refining and marketing. Mr. Adams received his BSBA/MBA degrees from Washington University in St. Louis and is a Chartered Financial Analyst.

Advisory and Sub-Advisory Agreements

         Pursuant to the Advisory Agreement between the Adviser and the Fund, the Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of [ ]% of the Fund's average daily total assets (including the assets attributable to the proceeds from any financial leverage) minus liabilities (other than liabilities related to any financial leverage) ("Managed Assets") for the services and facilities it provides. The liquidation preference of preferred shares issued by the Fund, if any, is not a liability.

         Pursuant to the Sub-Advisory Agreement between the Adviser, the Investment Sub-Adviser and the Fund, the Fund has agreed to pay the Sub-Adviser a management fee payable on a monthly basis at the annual rate of [ ]% of the Fund's average daily Managed Assets for the services and facilities it provides.

         In addition to the fees of the Adviser and the Sub-Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its Trustees (other than those affiliated with the Adviser or the Sub-Adviser), custodial expenses, transfer agency and dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of repurchasing shares, expenses of issuing any financial leverage, expenses of preparing, printing and distributing prospectuses, stockholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

         Because the fees received by the Adviser and the Sub-Adviser are based on the Managed Assets of the Fund (including assets represented by the proceeds of any financial leverage), the Adviser and the Sub-Adviser have a financial incentive for the Fund to utilize financial leverage, which may create a conflict of interest between the Adviser and Sub-Adviser, on the one hand, and the holders of the Fund's Common Shares. Because holders of the Fund's preferred shares or its borrowings receive a specified rate of return, the Fund's investment management fees and other expenses, including expenses incurred in the issuance of any financial leverage, are paid only by the Common Shareholders.

                                NET ASSET VALUE

         The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, every day on which the New York Stock Exchange is open. The net asset value of the Common Shares is calculated by subtracting the Fund's total liabilities (including from borrowings) and the liquidation preference of any outstanding preferred shares from total assets (the market value of the securities the Fund holds plus cash and other assets). The per share net asset value is calculated by dividing its net asset value by the number of Common Shares outstanding and rounding the result to the nearest full cent. Information that becomes known to the Fund or its agent after the Fund's net asset value has been calculated on a particular day will not be used to retroactively adjust the price of a security or the Fund's net asset value determined earlier that day.

         [CONFIRM THAT THIS MATCHES VALUATION METHODOLOGY] The Fund values readily marketable securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (I.E., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which it is traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value.

         The Fund's securities traded primarily in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when Common Shareholders have no ability to trade the Common Shares on the NYSE.

         The Fund values certain of its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Board of Trustees believes accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         If the Adviser or Sub-Adviser believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees of the Fund believe accurately reflects fair value.

         In order to calculate taxable income allocable to MLP units and the associated deferred tax liability for the purposes of financial statement reporting and determining the Fund's net asset value, the Fund will rely on information provided by the MLPs issuing such units, which may not be timely. As more information becomes available, the Fund will refine its estimates and assumptions regarding its deferred tax liability, which would likely cause the net asset value of the Fund to fluctuate.

         Any swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

                                 DISTRIBUTIONS

         The Fund intends to pay substantially all of its net investment income to Common Shareholders through quarterly distributions. Net investment income of the Fund will consistent of cash and paid-in-kind distributions from MLP entities, dividends from common stocks, interest from debt securities, and income from other investments of the Fund; less operating expenses, taxes (including deferred taxes) on the Fund's taxable income, and the costs of any Financial Leverage utilized by the Fund. Expenses of the Fund will be accrued each day. The Fund anticipates that, due to the tax characterization of cash distributions made by MLPs, a significant portion of the Fund's distributions to Common Shareholders will consist of tax-deferred return of capital. We cannot assure you, however, as to what percentage of the dividends paid on the Common Shares will consist of tax-deferred return of capital. All realized capital gains, if any, net of applicable taxes, will be retained by the Fund.

         Distributions by the Fund, whether paid in cash or in additional Common Shares, will be taken into account in measuring the performance of the Fund with respect to its investment objective.

         [Managed Distribution or Level Rate Distribution policy disclosure, as applicable]

         Pursuant to the requirements of the 1940 Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the Fund's good faith judgment, constitutes long-term capital gain, short-term capital gain, investment company taxable income or a return of capital. The actual character of such dividend distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund's full year performance and its actual net investment company taxable income and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.

         Quarterly dividends will be paid in [January, April, July and October] of each year. Initial distributions to Common Shareholders are expected to be declared within 90 days and paid approximately 120 days after completion of the common share offering, depending upon market conditions.

         To permit the Fund to maintain more stable quarterly distributions, the Fund may initially distribute less than the entire amount of the net investment income earned in a particular period. The undistributed net investment income may be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular quarterly period may be more or less than the amount of net investment income actually earned by the Fund during the period and the Fund may have to sell a portion of its investment portfolio to make a distribution at a time when independent investment judgment might not dictate such action. Over time, all the net investment income of the Fund will be distributed. Undistributed net investment income is included in the Common Shares' net asset value, and, correspondingly, distributions from net investment income will reduce the Common Shares' net asset value.

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN

         Under the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), a shareholder whose Common Shares are registered in his or her own name will have all distributions reinvested automatically by The Bank of New York, which is agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional Common Shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by The Bank of New York as dividend disbursing agent.

         Under the Plan, whenever the market price of the Common Shares is equal to or exceeds net asset value at the time Common Shares are valued for purposes of determining the number of Common Shares equivalent to the cash dividend or capital gains distribution, participants in the Plan are issued new Common Shares from the Fund, valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then-current market price of the Common Shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If the net asset value of the Common Shares at the time of valuation exceeds the market price of the Common Shares, the Plan agent will buy the Common Shares for such Plan in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts, except that the Plan agent will endeavor to terminate purchases in the open market and cause the Fund to issue Common Shares at the greater of net asset value or 95% of market value if, following the commencement of such purchases, the market value of the Common Shares exceeds net asset value. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan agent will buy the Common Shares for such Plan in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. There is no charge from the Fund for reinvestment of dividends or distributions in Common Shares pursuant to the dividend reinvestment Plan; however, all participants will pay a pro rata share of brokerage commissions incurred by the Plan agent when it makes open-market purchases.

         Participants in the Plan have the option of making additional cash payments to the Plan agent, monthly, for investment in Common Shares as applicable. Such payments may be made in any amount from $250 to $10,000. The Plan agent will use all Funds received from participants to purchase Common Shares of the Fund in the open market on or about the 15th of each month. The Plan agent will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that participants send voluntary cash payments to the Plan agent in a manner that ensures that the Plan agent will receive these payments approximately 10 days before the 15th of the month. A participant may without charge withdraw a voluntary cash payment by written notice, if the notice is received by the Plan agent at least 48 hours before such payment is to be invested.

         The Plan agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Common Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant.

         In the case of shareholders such as banks, brokers or nominees, which hold Common Shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who participate in the Plan.

         Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate its Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of such Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan agent on at least 90 days written notice to the participants in such Plan. All correspondence concerning the Plan should be directed to The Bank of New York, 101 Barclay Street, New York, New York 10286, Phone Number (212) 815-2060.

                           DESCRIPTION OF THE SHARES

         The following is a brief description of the terms of the Common Shares and of the Preferred Shares which may be issued by the Fund. This description does not purport to be complete and is qualified by reference to the Fund's Agreement and Declaration of Trust and By-Laws (together, its "Governing Documents").

Common Shares

         The Fund is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of October 4, 2004. The Fund is authorized to issue an unlimited number of common shares of beneficial interest, par value $.01 per share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the Board of Trustees shall have the power to cause shareholders to pay expenses of the Fund by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. If the Fund issues and has preferred shares outstanding, the Common Shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on Preferred shares have been paid, unless asset coverage (as defined in the 1940
Act) with respect to Preferred shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred shares have been met. See "--Preferred shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Fund will send annual and semi-annual reports, including financial statements, to all holders of its shares.

         The Fund has no present intention of offering any additional shares other than Common Shares issued under the Plan. Any additional offerings of shares will require approval by the Fund's Board of Trustees. Any additional offering of Common Shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding voting securities.

         The Fund's net asset value per Common Share will be reduced immediately following the offering of Common Shares by the amount of the sales load and offering expenses paid by the Fund, and after the offering of any Preferred Shares, by the expenses of that offering. See "Use of Proceeds." Unlike open-end funds, closed-end funds, such as the Fund, do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell Common Shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise.

         Listing and Symbol. The Fund's Common Shares will be listed on the NYSE under the symbol "[ ]."

         Voting Rights. Until any Preferred Shares are issued, holders of the Common Shares will vote as a single class to elect the Fund's Board of Trustees ad on additional matters with respect to which the 1940 Act mandates a vote by the Fund's shareholders. If Preferred Shares are issued, holders of Preferred Shares will have a right to elect two of the Fund's Trustees, and will have certain other voting rights. See "Anti-Takeover Provisions in the Fund's Governing Documents."

         Book-Entry. The Common Shares will initially be held in the name of Cede & Co., as nominee for the Depository Trust Company ("DTC"). The Fund will treat Cede & Co. as the holder of record of the Common Shares for all purposes. In accordance with the procedures of DTC, however, purchasers of Common Shares will be deemed the beneficial owners of Common Shares purchased for purposes of dividends, voting and liquidation rights. Purchasers of Common Shares may obtain registered certificates by contacting the transfer agent, The Bank of New York.

Fund Preferred Shares

         The Fund's Governing Document provide that the Fund's Board of Trustees may authorize and issue preferred shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the holders of the Common Shares. Common Shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such offering of Preferred Shares together with any other financial leverage used by the Fund is not expected to exceed [20]% of the Fund's total assets (including the proceeds from such financial leverage).

         The Board of Trustees reserves the right to change the foregoing percentage limitation and may issue preferred shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Fund's total assets less liabilities and indebtedness of the Fund. Any offering of offering of Preferred Shares is conditioned upon favorable market conditions, a credit rating of AAA/Aaa from and NRSRO, and the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the benefits to the Common Shareholders described in this prospectus. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Governing Documents, it is likely that any preferred shares issued by the Fund will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure.

         Distribution Preference. The Preferred Shares, if issued, would have complete priority over the Common Shares as to distributions of assets.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders.

         Voting Rights. Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this prospectus, the Statement of Additional Information or the Governing Documents and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

         If Preferred Shares are issued, holders of Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Trustees. The remaining Trustees will be elected by Common

Shareholders and holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Board of Trustees until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Preferred Shares will be required, in addition to the combined class vote of the holders of Preferred Shares and Common Shares. See "Anti-Takeover and Other Provisions in the Fund's Governing Documents" and the Statement of Additional Information under "Preferred Shares--Voting Rights."

         Redemption, Repurchase and Sale of Preferred Shares. The terms of the Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or repurchase Preferred Shares. Any redemption or repurchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares. See "Use of Financial Leverage."

Borrowings

         The Fund is permitted, without prior approval of the Common Shareholders, to borrow money. The Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting the Fund's assets as security. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate.

         Limitations. Borrowings by the Fund are subject to certain limitations under the 1940 Act, including the amount of asset coverage required. In addition, agreements related to the Borrowings may also impose certain requirements, which may be more stringent than those imposed by the 1940 Act. See "Use of Financial Leverage" and "Risks--Financial Leverage Risk."

         Distribution Preference. The rights of lenders to the Fund to receive interest on, and repayment of, principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         Voting Rights. The 1940 Act does (in certain circumstances) grant to the lenders to the Fund certain voting rights in the event of default in the payment of interest on, or repayment of, principal. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.

         The discussion above describes the Board of Trustees' present intention with respect to a possible offering of Preferred Shares or Borrowings. If the Board of Trustees determines to authorize any of the foregoing, the terms may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Governing Documents.

                   ANTI-TAKEOVER AND OTHER PROVISIONS IN THE
                           FUND'S GOVERNING DOCUMENTS

         The Fund presently has provisions in its Governing Documents which could have the effect of limiting, in each case, (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions, or (iii) the ability of the Fund's trustees or shareholders to amend the Governing Documents or effectuate changes in the Fund's management. These provisions of the Governing Documents of the Fund may be regarded as "anti-takeover" provisions. The Board of

Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Fund's Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the Fund.

         The 5% holder transactions subject to these special approval requirements are:

         o the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder;

         o the issuance of any securities of the Fund to any Principal Shareholder for cash (other than pursuant of any automatic dividend reinvestment plan);

         o the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or

         o the sale, lease or exchange to the Fund or any subsidiary of the Fund, in exchange for securities of the Fund, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         To liquidate the Fund, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Fund, voting separately as a class or series, unless such liquidation has been approved by at least 80% of trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required.

             For the purposes of calculating "a majority of the outstanding voting securities" under the Fund's Agreement and Declaration of Trust, each class and series of the Fund shall vote together as a single class, except to the extent required by the 1940 Act or the Fund's Agreement and Declaration of Trust with respect to any class or series of shares. If a separate vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Board of Trustees has determined that provisions with respect to the Board of Trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the 1940 Act, are in the best interest of shareholders generally. Reference should be made to the Agreement and Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions. See "Additional Information."

                           CLOSED-END FUND STRUCTURE

         Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

         However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from net asset value, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to net asset value. The Board of Trustees has reviewed the structure of the Fund in light of its investment objectives and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its net asset value and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at net asset value or the possible conversion of the Fund to an open-end investment company. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

            REPURCHASE OF COMMON SHARES; CONVERSION TO OPEN-END FUND

Repurchase of Common Shares and Tender Offers

         In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of shareholders, the Fund's Board of Trustees, in consultation with the Adviser and the Sub-Adviser, from time to time will review possible actions to reduce any such discount. The Board of Trustees of the Fund has adopted a policy to consider on a quarterly basis the commencement of open market repurchases of and/or tender offers for the Common Shares to seek to reduce any significant market discount (e.g., 10% or more) from net asset value that may develop and continue for a significant period of time (e.g., 12 weeks or more). After any consideration of potential actions to seek to reduce any significant market discount, the Board may, subject to its fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions.

              There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their net asset value. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and net asset value that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of net asset value for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

              Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the total assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio. Because of the nature of the Fund's investment objectives, policies and portfolio, the Sub-Adviser does not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objectives, and does not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

Conversion to Open-End Fund

         To convert the Fund to an open-end investment company, the Fund's Agreement and Declaration of Trust requires the favorable vote of a majority of the Board of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Fund, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund shall be required. The foregoing vote would satisfy a separate requirement in the 1940 Act that any conversion of the Fund to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Fund to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders.

         In the event of conversion, the Common Shares would cease to be listed on the NYSE or other national securities exchange or market system. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

                    U.S. FEDERAL INCOME TAX CONSIDERATIONS

         The following is a summary of the material U.S. federal income tax considerations generally applicable to U.S. Shareholders (as defined below) that acquire Common Shares pursuant to this offering and that hold such Common Shares as capital assets (generally, for investment). The discussion is based upon the Code, Treasury Regulations, judicial authorities, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. No ruling has been or will be sought from the IRS regarding any matter discussed herein. Counsel to the Fund has not rendered any legal opinion regarding any tax consequences relating to the Fund or an investment in the Fund. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects set forth below. Prospective investors must consult their own tax advisors as to the U.S. federal income tax consequences of acquiring, holding and disposing of Common Shares, as well as the effects of state, local and no-U.S. tax laws.

         For purposes of this summary, the term "U.S. Shareholder" means a beneficial owner of Common Shares that, for U.S. federal income tax purposes, is one of the following:

         o    an individual who is a citizen or resident of the United States;

         o a corporation or other entity taxable as a corporation created in or organized under the laws of the United States or any state thereof;

         o an estate the income of which is subject to U.S. federal income taxation regardless of its source; or

         o a trust (x) if a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (y) that has a valid election in effect under applicable U.S. Treasury regulations to be treated as a U.S. person.

         If a partnership holds Common Shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold Common Shares should consult their tax advisors.

The Fund

         The Fund will be treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. Accordingly, the fund generally will be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%). The Fund may be subject to a 20% alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund's regular income tax liability. The extent to which the Fund is required to pay U.S. corporate income tax or alternative minimum tax could materially reduce the Fund's cash available to make distributions on the Common Shares.

         The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in the equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to include in its taxable income the Fund's allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. Based upon a review of the historic results of the type of MLPs in which the Fund intends to invest, the Fund expects that the cash distributions it will receive with respect its investments in equity securities of MLPs will exceed the taxable income allocated to the Fund from such MLPs. However, there is no assurance in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available to distribute to shareholders.

         The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund's adjusted tax basis in such equity security. Any such gain will be subject to the tax at the regular graduated corporate income tax rates (a maximum U.S. federal income tax rate of 35%), regardless of how long the Fund has held such equity security. The amount realized by the Fund generally will be the amount paid by the purchaser of the equity security plus the Fund's allocable share, if any, of the MLP's debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund's tax basis in its equity securities in an MLP is generally equal to the amount the Fund paid for the equity securities, (x) increased by the Fund's allocable share of the MLP's net taxable income and (y) decreased by the Fund's allocable share of the MLP's net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund's allocable share of such MLP's net taxable income may create a temporary economic benefit to the Fund, such distribution will increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund.

         The Fund's allocable share certain percentage depletion deductions and intangible drilling costs of the MLP's in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund's alternative minimum taxable income. Such items will increase the Fund's alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax.

         Because of the types of income the Fund expects to earns through its investment in equity securities of MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Code. Legislation was passed recently by the U.S. Congress that would treat all of the income from equity securities of certain MLPs as qualifying income for purposes of qualifying as a regulated investment company under the Code. However, such legislation would also prevent a regulated investment company from investing more than 25% of its assets in the equity securities of MLPs. Thus, even if the President approves the enactment of the legislation (as expected), the Fund would not be eligible to elect to be treated as a regulated investment company because the Fund intends to invest more than 25% of its assets in the equity securities of MLPs.

U.S. Shareholders

         Distributions. Distributions by the Fund of cash or property in respect of the Common Shares will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund's current or accumulated earnings and profits (as determined under U.S. federal income tax principles) and will be includible in gross income by a U.S. Shareholder upon receipt. Any such dividend will be eligible for the dividends received deduction if received by an otherwise qualifying corporate U.S. Shareholder that meets the holding period and other requirements for the dividends received deduction. Dividends paid by the Fund to certain non-corporate U.S. Shareholders (including individuals), with respect to taxable years beginning on or before December 31, 2008, are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals (currently at a maximum tax rate of 15%), provided that U.S. Shareholder receiving the dividend satisfies applicable holding period and other requirements.

         If the amount of a Fund distribution exceeds the Fund's current and accumulated earnings and profits, such excess will be treated first as a tax-free return of capital to the extent of the U.S. Shareholder's tax basis in the Common Shares, and thereafter as capital gain. Any such capital gain will be long-term capital gain if such U.S. Shareholder has held the applicable Common Shares for more than one year.

         The Fund's earnings and profits are generally calculated by making certain adjustments to the Fund's taxable income. Based upon a review of the historic results of the type of MLPs in which the Fund intends to invest, the Fund expects that the cash distributions it will receive with respect its investments in equity securities of MLPs will exceed the Fund's earnings and profits. Accordingly, the Fund expects that only a portion of its distributions to its shareholders with respect to the Common Shares will be treated as dividends for U.S. federal income tax purposes.

         Because the Fund will invest in energy-related MLPs, special rules will apply to the calculation of the Fund's earnings and profits. For example, the Fund's earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund's taxable income being lower than the Fund's earnings and profits in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these differences, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the mount of the Fund's taxable income for such year.

         U.S. Shareholders that participate in the Fund's automatic dividend reinvestment plan will be treated for U.S. federal income tax purposes as having (i) received a distribution equal to the reinvested amount and (ii) reinvested such amount in Common Shares.

         Sales of Common Shares. Upon the sale, exchange or other taxable disposition of Common Shares, a U.S. Shareholder generally will recognize capital gain or loss equal to the difference between the amount realized on the sale, exchange or other taxable disposition and the U.S. Shareholder's adjusted tax basis in the Common Shares. Any such capital gain or loss will be long-term capital gain or loss if the U.S. Shareholder has held the Common Shares for more than one year at the time of disposition. Long-term capital gains of certain non-corporate U.S. Shareholders (including individuals) are currently subject to U.S. federal income taxation at a maximum rate of 15%. The deductibility of capital losses is subject to limitations under the Code.

         A U.S. Shareholder's adjusted tax basis in its Common Shares may be less than the price paid for the Common Shares as a result of distributions by the Fund in excess of the Fund's earnings and profits (i.e., returns of capital).

         Information Reporting and Backup Withholding Requirements. In general, distributions on the Common Shares, and payments of the proceeds from a sale, exchange or other disposition of the Common shares paid to a U.S. Shareholder are subject to information reporting and may be subject to backup withholding (currently at a maximum rate of 28%) unless the U.S. Shareholder (i) is a corporation or other exempt recipient or (ii) provides an accurate taxpayer identification number and certifies that it is not subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from a payment to a U.S. Shareholder will be refunded or credited against the U.S. Shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.

         Each shareholders will receive, if appropriate, various written notices after the close of the Fund's taxable year describing the amount and the U.S. federal income tax status of distributions that were paid (or that are treated as having been paid) by the Fund to the shareholder, and the amount of any U.S. federal taxes withheld, during the preceding taxable year.

Tax Risks

         Investing in Common Shares involves certain tax risks, which are fully described in the section "Risk Factors -- Tax Risks" beginning on page ____.

                                  UNDERWRITING

         The underwriters named below (the "Underwriters"), acting through_______________, as lead manager and ______________ as their representatives (the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Fund, the Adviser and the Sub-Adviser (the "Underwriting Agreement"), to purchase from the Fund the number of Common Shares set forth below opposite their respective names.

                   Underwriter                                         Shares
                   -----------                                         ------

Claymore Securities, Inc. ............................................ ________

         Total ....................................................... ========


         The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions, including the absence of any materially adverse change in the Fund's business and the receipt of certain certificates, opinions and letters from the Fund and the Fund's attorneys and independent accountants. The nature of the Underwriters' obligation is such that they are committed to purchase all Common Shares offered hereby if they purchase any of the Common Shares.

         The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an aggregate of ___________________ additional Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

         The Representatives have advised the Fund that the Underwriters propose to offer some of the Common Shares directly to investors at the offering price of $20.00 per Common Share, and may offer some of the Common Shares to certain dealers at the offering price less a concession not in excess of $___ per Common Share, and such dealers may reallow a concession not in excess of $___ per Common Share on sales to certain other dealers. The amount of such expense reimbursement will not exceed % of the total price to the public of the Common Shares. The Common Shares are offered by the Underwriters, subject to prior sale, when, as and if delivered to and accepted by the Underwriters, and subject to their right to reject orders in whole or in part.

         The Fund will pay its Common Share offering costs (other than sales load but including a partial reimbursement of certain underwriting expenses) up to and including $0.04 per Common Share. The Adviser and the Sub-Adviser have agreed to pay (i) all of the Fund's organizational costs and (ii) all of the Common Share offering costs (other than sales load but including a partial reimbursement of certain underwriting expenses) that exceed $0.04 per Common Share. To the extent that aggregate offering expenses are less than $0.04 per Common Share, up to 0.15% of the public offering price of the securities sold in this offering, up to such expense limit, will be paid to Claymore Securities, Inc. as reimbursement for the distribution services they provide to the Fund (the "Contingent Reimbursement Amount"). Claymore Securities, Inc. is an affiliate of the Adviser.

         The Common Shares have been approved for listing on the New York Stock Exchange, subject to notice of issuance. The trading or "ticker" symbol of the Common Shares is "___." In order to meet the requirements for listing the Common Shares on the New York Stock Exchange, the Underwriters have undertaken to sell lots of 100 or more Common Shares to a minimum of 2,000 beneficial owners. The minimum investment requirement is 100 Common Shares ($2,000). Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives.

         The Fund, the Adviser and the Sub-Adviser have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended. The Fund has agreed not to offer or sell any additional Common Shares of the Fund, other than as contemplated by this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

         Until the distribution of Common Shares is completed, rules of the Securities and Exchange Commission may limit the ability of the Underwriters and certain selling group members to bid for and purchase the Common Shares. As an exception to these rules, the Underwriters are permitted to engage in certain transactions that stabilize the price of the Common Shares. Such transactions may consist of short sales, stabilizing transactions and purchases to cover positions created by short sales. Short sales involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase in the offering. Stabilizing transactions consist of certain bids or purchases made for the purpose of preventing or retarding a decline in the market price of the Common Shares while the offering is in progress.

         The Underwriters also may impose a penalty bid. This occurs when a particular Underwriter repays to the other Underwriters all or a portion of the underwriting discount received by it because the Representatives have repurchased shares sold by or for the account of such Underwriter in stabilizing or short covering transactions. These activities by the Underwriters may stabilize, maintain or otherwise affect the market price of the Common Shares. As a result, the price of the Common Shares may be higher than the price that otherwise might exist in the open market. If these activities are commenced, they may be discontinued by the Underwriters without notice at any time. These transactions may be effected on the New York Stock Exchange or otherwise.

         The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may so act while they are Underwriters.

         As described above, Claymore Securities, Inc., an affiliate of the Adviser, will provide distribution assistance in connection with the sale of the Common Shares of the Fund, and may receive from the Fund an amount as reimbursement for related expenses up to the Contingent Reimbursement Amount, which will not exceed 0.15% of the total price to the public of the Common Shares sold in this offering. Claymore Securities, Inc. is a registered broker-dealer and a member of the National Association of Securities Dealers ("NASD").

         The total amount of the partial reimbursement of the expenses of the Underwriters, the amount paid to Claymore Securities, Inc., and, under current interpretations of the NASD staff in effect on the date of this Prospectus (which may be subject to change), the _____________ will not exceed 4.5% of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to Underwriters in connection with the public offering of Common Shares, including sales load and all forms of additional compensation to Underwriters, will be limited to 9.0% of the total price to the public of the Common Shares.

         The address of the lead managing underwriter is: _________________ The principal address of Claymore Securities, Inc. is 2455 Corporate West Drive, Lisle, Illinois 60532.

                    CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT

         The Bank of New York serves as the custodian of the Fund's assets pursuant to a custody agreement. Under the custody agreement, the Custodian holds the Fund's assets in compliance with the 1940 Act. For its services, the Custodian will receive a monthly fee based upon, among other things, the average value of the total assets of the Fund, plus certain charges for securities transactions.

         The Bank of New York serves as the Fund's dividend disbursing agent, Plan Agent under the Fund's Automatic Dividend Reinvestment Plan, transfer agent, registrar and administrator for the Common Shares of the Fund. As administrator, the Fund will pay compensation as mutually agreed upon by the Fund and The Bank of New York, including the administrator's out-of-pocket expenses.

         The Bank of New York is located at 101 Barclay Street, New York, New York 10286.

                                 LEGAL MATTERS

         Certain legal matters will be passed on by Skadden Arps, Slate, Meagher & Flom LLP, Chicago, Illinois ("Skadden"), as special counsel to the Fund in connection with the offering of the common shares, and by [ ], counsel to the underwriters. [ ] may rely on the opinion of Skadden as to matters of Delaware law.

                             ADDITIONAL INFORMATION

         The Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy statements and other information filed by the Fund with the Securities and Exchange Commission pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549. The Securities and Exchange Commission maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund, that file electronically with the Securities and Exchange Commission.

         The Fund's Common Shares are expected to be listed on the NYSE, and reports, proxy statements and other information concerning the Fund and filed with the Securities and Exchange Commission by the Fund can be inspected at the offices of the New York Stock Exchange, Inc., 20 Broad Street, New York, New York 10005.

         This prospectus constitutes part of a Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the 1940 Act. This prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the Securities and Exchange Commission. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its rules and regulations or free of charge through the Securities and Exchange Commission's web site (http://www.sec.gov).

                         PRIVACY PRINCIPLES OF THE FUND

         The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

         Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

         The Fund restricts access to non-public personal information about its shareholders to employees of the Fund's Adviser, Sub-Adviser and their affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

         A Statement of Additional Information dated as of      , 2004, has been
filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. A Statement of Additional Information may be obtained without charge by writing to the Fund at its address at 2455 Corporate West Drive, Lisle, Illinois 60532 or by calling the Fund toll-free at (800) 345-7999. The Table of Contents of the Statement of Additional Information is as follows:

                                                                           Page
                                                                           ----

The Fund..................................................................
Investment Objectives and Policies........................................
Investment Restrictions...................................................
Management of the Fund....................................................
Portfolio Transactions....................................................
Portfolio Turnover........................................................
Taxation..................................................................
General Information.......................................................
Appendix A: Ratings of Investments........................................ A-1
Appendix B: Proxy Voting Procedures....................................... B-1
Report of Independent Auditors............................................ FS-1
Financial Statements for Fund............................................. FS-2

===============================================================================

Until _________, 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers' obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.


[FIDUCIARY ASSET MANAGEMENT LOGO]                               [CLAYMORE LOGO]


                                             Shares
                    FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND


                                 Common Shares

                               [$20.00] Per Share



                                 _____________

                                   PROSPECTUS
                                _______________



                           Claymore Securities, Inc.






                                             , 2004

================================================================================

===============================================================================
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================


                  Subject to Completion dated October 12, 2004

                    Fiduciary/Claymore MLP Opportunity Fund
                           __________________________
                      Statement of Additional Information

         Fiduciary/Claymore MLP Opportunity Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders.

         This Statement of Additional Information ("SAI") is not a prospectus,
but should be read in conjunction with the prospectus for the Fund dated     ,
2004. Investors should obtain and read the prospectus prior to purchasing common shares. A copy of the prospectus may be obtained without charge, by calling the Fund at (800) 345-7999.

         The prospectus and this SAI omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. The registration statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed, or inspected at the Securities and Exchange Commission's office or via its website (www.sec.gov) at no charge. Capitalized terms used but not defined herein have the meanings ascribed to them in the prospectus.

                               TABLE OF CONTENTS

                                                                           Page

The Fund..................................................................
Investment Objectives and Policies........................................
Investment Restrictions...................................................
Management of the Fund....................................................
Portfolio Transactions....................................................
Portfolio Turnover........................................................
Taxation..................................................................
General Information.......................................................
Appendix A: Ratings of Investments........................................ A-1
Appendix B: Proxy Voting Procedures....................................... B-1
Report of Independent Auditors............................................ FS-1
Financial Statements for Fund............................................. FS-2





      THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED      , 2004.

                                    THE FUND

         The Fund is a newly organized closed-end diversified management investment company organized under the laws of the State of Delaware. The Fund expects that its common shares of beneficial interest, par value $.01 (the "Common Shares"), will be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol "[___]."

                       INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

         The Fund's investment objective is to provide a high level of after-tax total return with an emphasis on current distribution paid to shareholders. The Fund has been structured to seek to provide an efficient vehicle through which its shareholders may invest in a portfolio of publicly traded securities of master limited partnerships ("MLPs") and entities related to MLPs (collectively "MLP entities"). MLPs combine the tax benefits of limited partnerships with the liquidity of publicly traded securities. The Fund believes that as a result of the tax characterization of cash distributions made by MLPs to their investors, such as the Fund, a significant portion of the Fund's income will be tax-deferred, which will allow distributions by the Fund to its shareholders to include high levels of tax-deferred income. There can be no assurance that the Fund will achieve its investment objective.

         The Fund's investment objective is considered fundamental and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. There can be no assurance that the Fund will achieve its investment objectives.

Additional Information About MLPs

         An ML is structured as a limited partnership, the interests in which (limited partnership units) are traded on securities exchanges. As a result of being organized as a partnership, MLPs do not pay income taxes at the entity level.

         An MLP has one or more general partners, who ca be individuals, corporations, partnerships or other entities. The general partners control the operations of and manage the partnership. Typically the general partner is, or is controlled by, the sponsoring corporation of the MLP. Limited partners is an MLP provide capital in the partnership but have little (if any) role in the management of the MLP. When an investor buys units of an MLP, that investor becomes a limited partner in the MLP.

         MLPs are founded in several ways. A non-traded partnership could offer its securities to the public. Several non-traded partnerships may roll up into a single MLP and offer securities to the public. A corporation may spin-off a segment of its business or a set of assets into an MLP of which its is the general partner, and use the cash proceeds received by selling those assets in the marketplace to fulfill debt obligations or invest in higher growth opportunities, while retaining operating control of the MLP. A newly formed company may operate as a MLP from its inception.

         MLPs may purchase assets from its sponsor or general partner. Such transactions are intended to be based on terms comparable to those of market acquisitions of similar sets of assets. To insure that appropriate protection are in place, the board of the MLP generally establishes an independent committee whose responsible for reviewing and approving the terms of the transaction. The committee often obtains a fairness opinion and may retain counsel or other experts to assist in its evaluation. Since the sponsor or general partner normally has a significant equity stake in the MLP, it generally has an incentive to ensure that the transaction is fair to the MLP.

         MLPs typically provide for an incentive distribution to the general partner. An incentive distribution structure provides that the general partner receives a larger proportionate share of the total distribution as distributions meet higher target levels. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interests of the limited partners. While percentages vary among MLPs, the general partner's marginal share in distributions generally increases from 2% to 15% at the first designated distribution target threshold, moving up to 25% and 50% as higher thresholds are met. The aggregate amount distributed to limited partners will continue to increase as MLP distributions reach higher target thresholds. Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners. Such an incentive structure may, however, result in divergent and potentially conflicting interests of limited partners and the general partner, as the general partner may have more motivation to pursue projects with high risk and high potential reward.

Additional Investment Policies

         The following information supplements the discussion of the Fund's investment objectives, policies and techniques that are described in the Prospectus. The Fund may make the following investments, among others, some of which are part of its principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

         Put Options. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. To offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may purchase put options on certain ETFs (exchanged traded funds) that trade like common stocks but represent certain market indices (such as the Nasdaq 100 or S&P 500) that correlate with the mix of common stocks held in the Fund's portfolio.

         Preferred Stocks. Preferred stock has a preference over common stock in liquidation (and generally as to dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. The market value of preferred stock will also generally reflect whether (and if so when) the issuer may force holders to sell their preferred shares back to the issuer and whether (and if so when) the holders may force the issuer to buy back their preferred shares. Generally, the right of the issuer to repurchase the preferred stock tends to reduce any premium that the preferred stock might otherwise trade at due to interest rate or credit factors, while the right of the holders to require the issuer to repurchase the preferred stock tends to reduce any discount that the preferred stock might otherwise trade at due to interest rate or credit factors. In addition, some preferred stocks are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. There is no assurance that dividends or distributions on non-cumulative preferred stocks in which the Fund invests will be declared or otherwise paid. Preferred stock of certain companies offers the opportunity for capital appreciation as well as periodic income. This may be particularly true in the case of companies that have performed below expectations. If a company's performance has been poor enough, its preferred stock may trade more like common stock than like other fixed income securities, which may result in above average appreciation if the company's performance improves.

         Convertible Securities. convertible security is a preferred stock, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

         Securities Subject to Reorganization. The Fund may invest in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Sub-Adviser, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Sub-Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and/or the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. The Sub-Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternative investments.

         Warrants and Rights. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Sub-Adviser for inclusion in the Fund's portfolio.

         Asset-Backed and Mortgage-Backed Securities. The Fund may invest in asset-backed and mortgage-backed securities. Mortgage-backed securities represents ownership of an undivided interest in a pool of mortgages. Aggregate principal and interest payments received from the pool are used to pay principal and interest on a mortgage-backed security. Asset-backed securities are similar to mortgage-backed securities except they represent ownership in a pool of notes or receivables on assets other than real estate, such as loans, leases, credit card receivables or royalties. The Fund does not currently anticipate investments in mortgage or asset-backed securities constituting a substantial part of its investment portfolio, but the Fund may invest in such securities if deemed appropriate by the Sub-Adviser.

Other Derivative Instruments

         Options on Securities Indices. The Fund may purchase and sell securities index options. One effect of such transactions may be to hedge all or part of the Fund's securities holdings against a general decline in the securities market or a segment of the securities market. Options on securities indices are similar to options on stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund's successful use of options on indices depends upon its ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the index and the price of the securities being hedged against is imperfect and the risk from imperfect correlation increases as the composition of the Fund diverges from the composition of the relevant index. Accordingly, a decrease in the value of the securities being hedged against may not be wholly offset by a gain on the exercise or sale of a securities index put option held by the Fund.

         Futures Contracts and Options on Futures. The Fund may, without limit, enter into futures contracts or options on futures contracts. It is anticipated that these investments, if any, will be made by the Fund primarily for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Such investments will only be made if they are economically appropriate to the reduction of risks involved in the management of the Fund. In this regard, the Fund may enter into futures contracts or options on futures for the purchase or sale of securities indices or other financial instruments including but not limited to U.S. government securities.

         A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as the "initial margin" and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of the futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

         Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged, losses from investing in futures transactions that are potentially unlimited and the segregation requirements described below.

         In the event the Fund sells a put option or enters into long futures contracts, under current interpretations of the Investment Company Act of 1940, as amended (the "1940 Act"), an amount of cash or liquid securities equal to the market value of the contract must be deposited and maintained in a segregated account with the custodian of the Fund to collateralize the positions, in order for the Fund to avoid being treated as having issued a senior security in the amount of its obligations. For short positions in futures contracts and sales of call options, the Fund may establish a segregated account (not with a futures commission merchant or broker) with cash or liquid securities that, when added to amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the instruments or currency underlying the futures contracts or call options, respectively (but are no less than the stock price of the call option or the market price at which the short positions were established).

         The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates and consequent reduction in the value of portfolio securities.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

         Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of or to protect the Fund against fluctuations in interest rates affecting the value of debt securities that the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund's portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund's portfolio securities. If interest rates increase, the value of the Fund's portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) that the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and currently liquidate its futures position. To the extent the Fund enters into futures contracts for this purpose, it will maintain in a segregated asset account with the Fund's custodian, assets sufficient to cover the Fund's obligations with respect to such futures contracts, which will consist of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial margin deposited by the Fund with its custodian with respect to such futures contracts.

         Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

Additional Risks Relating to Derivative Instruments

         Neither the Adviser nor the Sub-Adviser is registered as a Commodity Pool Operator. The Adviser and the Sub-Adviser have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act. Accordingly, the Fund's investments in derivative instruments described in the prospectus and this SAI are not limited by or subject to regulation under the Commodity Exchange Act or otherwise regulated by the Commodity Futures Trading Commission.

         Special Risk Considerations Relating to Futures and Options Thereon. The Fund's ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would either have to make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon that the Fund has written and that the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

         Successful use of futures contracts and options thereon by the Fund is subject to the ability of the Sub-Adviser to predict correctly movements in the direction of interest rates. If the Sub-Adviser's expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

         Additional Risks of Foreign Options, Futures Contracts and Options on Futures Contracts and Forward Contracts. Options, futures contracts and options thereon and forward contracts on securities may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in the foreign markets during non-business hours in the U.S.,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume.

         Exchanges on which options, futures and options on futures are traded may impose limits on the positions that the Fund may take in certain circumstances.

Loans of Portfolio Securities

         Consistent with applicable regulatory requirements and the Fund's investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund's loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33% of the value of the Fund's total managed assets.

         A loan may generally be terminated by the borrower on one business day notice, or by the Fund on five business days notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. The board of trustees of the Fund (the "Board of Trustees" or the "Board") will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

                            INVESTMENT RESTRICTIONS

         The Fund operates under the following restrictions that constitute fundamental policies that, except as otherwise noted, cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund voting together as a single class, which is defined by the 1940 Act as the lesser of (i) 67% or more of the Fund's voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities. Except as otherwise noted, all percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations does not require any action. These restrictions provide that the Fund shall not:

         1. Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by applicable law.

         2. Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

         3. Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities,
(e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by applicable law.

         4. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by applicable law.

         5. Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities in an amount up to 33% of the Fund's total managed assets, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by applicable law.


                             MANAGEMENT OF THE FUND

Trustees and Officers

         Overall responsibility for management and supervision of the Fund rests with its Board of Trustees. The Board of Trustees approves all significant agreements between the Fund and the companies that furnish the Fund with services, including agreements with the Adviser, who has delegated responsibility for management the Fund's portfolio to the Sub-Adviser

         The Trustees are divided into three classes. Trustees serve until their successors have been duly elected.

         Following is a list of the names, ages, addresses present positions, length of time served with the Fund, principal occupations during the past five years and other directorships held by the trustee.

INDEPENDENT TRUSTEES:

                                                                                        Number of
                                            Term of                                    Funds in
                           Position         Office and                                  Fund
                             Held          Length of                                  Complex (2)          Other
Name (and Age) and         with the          Time          Principal Occupation        Overseen         Directorships
Business Address(1)          Fund           Served         During Past Five Years     by Trustee       Held by Trustee
-----------------------   ------------    -----------     -----------------------    ------------    ------------------








INTERESTED TRUSTEES:
                                            Term of                                    Funds in
                           Position         Office and                                  Fund
                             Held          Length of                                  Complex (2)          Other
Name (and Age) and         with the          Time          Principal Occupation        Overseen         Directorships
Business Address(1)          Fund           Served         During Past Five Years     by Trustee       Held by Trustee
-----------------------   ------------    -----------     -----------------------    ------------    ------------------

Nicholas Dalmaso (39)*        Trustee;     Trustee         Senior Managing             5             Trustee, Advent
2455 Corporate West Drive     Chief        since 2004      Director and                              Claymore Equity
Lisle, Illinois 60532         Legal                        General Counsel                           Income Fund,
                              and                          of Claymore                               Dreman/Claymore
                              Executive                    Advisors, LLC and                         Dividend &
                              Officer                      Claymore                                  Income Fund,
                                                           Securities, Inc.                          MBIA Capital/Claymore
                                                           and Manager,                              Managed Duration
                                                           Claymore Fund                             Investment Grade
                                                           Management                                Municipal Fund,
                                                           Company, LLC.                             Western Asset/
                                                           from                                      Claymore U.S.
                                                           2001-present.                             Treasury Inflation
                                                           Chief Legal and                           Protection
                                                           Executive Officer                         Securities Fund,
                                                           of Funds in the                           F&C Claymore
                                                           Fund Complex.                             Preferred Securities
                                                           Formerly,                                 & Income Fund,
                                                           Assistant General                         Flaherty &
                                                           Counsel, John                             Crumrine/Claymore
                                                           Nuveen and                                Total Return
                                                           Company Inc.                              Fund and
                                                           (1999-2000).                              Western/Asset
                                                           Former Vice                               Claymore U.S.
                                                           President and                             Treasury Inflation
                                                           Associate General                         Protected
                                                           Counsel of Van                            Securities Fund
                                                           Kampen                                    2 and Madison/
                                                           Investments, Inc.                         Claymore Covered
                                                           (1992-1999).                              Call Fund.


* Mr. Dalmaso is an interested person of the Fund because he is an officer of the Adviser and certain of its affiliates.

(1) After a trustee's initial term, each trustee is expected to serve a three year term concurrent with the class of trustees for which he serves.

     - Messrs. [ ] and Dalmaso, as Class I trustees, are expected to stand for re-election at the Fund's 2005 annual meeting of shareholders.

     - Messrs. [] and [ ], as Class II trustees, are expected to stand for re-election at the Fund's 2006 annual meeting of shareholders.

     - Messrs. [ ] and [ ], as Class III trustees, are expected to stand for re-election at the Fund's 2007 annual meeting of shareholders.

(2) As of the date of this SAI, there are five (5) funds, including the Fund, in the "fund complex."

OFFICERS:
                                                  Principal Occupation
Name and Age           Position               During the Past Five Years
----------------   ------------------    ------------------------------------
                   Chief Financial
                   Officer, Chief
                   Accounting
                   Officer and
                   Treasurer
                   Secretary
                   Vice President
                   Vice President
                   Vice President
                   Vice President

         Messrs. [ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Nominating and Governance Committee. The Nominating and Governance Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating and Governance Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Fund does not have a standing compensation committee.

         Messrs.[ ], who are not "interested persons" of the Fund, as defined in the 1940 Act, serve on the Fund's Audit Committee. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and internal controls of the Fund and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and acting as a liaison between the Board of Trustees and the Fund's independent accountants.

         Messrs. Dalmaso and [ ] serve on the Fund's Executive Committee.

Remuneration Of Trustees And Officers

         The Fund pays each trustee who is not affiliated with the Adviser, the Sub-Adviser or their respective affiliates a fee of $[ ] per year plus $[ ] per Board meeting and committee meeting attended, together with each trustee's actual out-of-pocket expenses relating to attendance at such meetings.

         Because the Fund is newly organized, it did not pay any compensation to its Trustees or Officers during the Fund's fiscal year ended [November 30], 2004. Officers who are employed by the Adviser or the Sub-Adviser receive no compensation or expense reimbursement from the Fund.

         The table below shows the estimated compensation that is contemplated to be paid to trustees for the Fund's fiscal year ended [November 30], 2005.

                     Aggregate         Pension or            Total
                     Estimated         Retirement      Compensation from    Number of Funds
                   Compensation     Benefits Accrued   the Fund and Fund      in the Fund
                     from the          as Part of           Complex         Complex Overseen
Name (1)              Fund(2)       Fund Expenses(2)  Paid to Trustee(3)   by the Trustee(2)
----------------   -------------    ----------------  ------------------   -----------------






(1)  Trustees not entitled to compensation are not included in the table.

(2) The Fund does not accrue or pay retirement or pension benefits to trustees as of the date of this SAI.

(3) As of the date of this SAI, there are five (5) funds, including the Fund, in the "fund complex."


Trustee Ownership of Securities of the Fund and Other Funds in the Fund Complex

         As of December 31, 2003, no Trustee beneficially owned securities of the Fund or securities of any other fund in the Fund Complex overseen by the Trustee.

Indemnification of Officers and Trustees; Limitations on Liability

         The governing documents of the Fund provide that the Fund will indemnify its trustees and officers and may indemnify its employees or agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Fund, to the fullest extent permitted by law. However, nothing in the governing documents of the Fund protects or indemnifies a trustee, officer, employee or agent of the Fund against any liability to which such person would otherwise be subject in the event of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her position.

The Advisory Agreement

         Claymore Advisors, LLC, a wholly-owned subsidiary of Claymore Group, LLC, acts as the Fund's investment adviser (the "Adviser") pursuant to an advisory agreement with the Fund (the "Advisory Agreement"). The Adviser is a Delaware limited liability company with principal offices located at 2455 Corporate West Drive, Lisle, Illinois 60532. The Adviser is a registered investment adviser.

         Under the terms of the Advisory Agreement, the Adviser oversees the administration of all aspects of the Fund's business and affairs and provides, or arranges for others to provide, at the Adviser's expense, certain enumerated services, including maintaining the Fund's books and records, preparing reports to the Fund's shareholders and supervising the calculation of the net asset value of its shares. All expenses of computing the net asset value of the Fund, including any equipment or services obtained solely for the purpose of pricing shares or valuing its investment portfolio, will be an expense of the Fund under its Advisory Agreement unless the Adviser voluntarily assumes responsibility for such expense.

         The Agreement combines investment advisory and certain administrative responsibilities in one agreement. For services rendered by the Adviser on behalf of the Fund under the Advisory Agreement, the Fund pays the Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily total assets (including the assets attributable to the proceeds from any financial leverage) minus liabilities (other than liabilities related to any financial leverage) ("Managed Assets").

         Pursuant to its terms, the Advisory Agreement will remain in effect until [ ], 2006, and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund. As part of the Advisory Agreement, the Fund has agreed that the name "Claymore" is the Adviser's property and that in the event the Adviser ceases to act as an investment adviser to the Fund, the Fund will change its name to one not including "Claymore."

The Sub-Advisory Agreement

         Fiduciary Asset Management, LLC, acts as the Fund's investment sub-adviser (the "Sub-Adviser") pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement") among the Fund, the Adviser and the Sub-Adviser. The Sub-Adviser is a is a Missouri limited liability company with principal offices at 8112 Maryland Avenue, Suite 400, St. Louis, Missouri 63105. The Sub-Adviser is a registered investment adviser.

         Under the terms of the Sub-Advisory Agreement, the Sub-Adviser manages the portfolio of the Fund in accordance with its stated investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and manages its other business and affairs, all subject to the supervision and direction of the Fund's Board of Trustees and the Adviser. For services rendered by the Sub-Adviser on behalf of the Fund under the Sub-Advisory Agreement, the Fund pays the Sub-Adviser a fee, payable monthly, in an annual amount equal to [ ]% of the Fund's average daily Managed Assets.

         The Sub-Advisory Agreement continues until [ ], 2006 and from year to year thereafter if approved annually (i) by the Fund's Board of Trustees or by the holders of a majority of its outstanding voting securities and (ii) by a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement terminates automatically on its assignment and may be terminated without penalty on 60 days written notice at the option of either party thereto, by the Fund's Board of Trustees or by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares.

         The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Sub-Adviser is not liable for any error or judgment or mistake of law or for any loss suffered by the Fund.

         As part of the Sub-Advisory Agreement, the Fund has agreed that the name "Fiduciary" is the Sub-Adviser's property, and that in the event the Sub-Adviser ceases to act as an investment sub-advisor to the Fund, the Fund will change its name to one not including "Fiduciary."

Approval of the Advisory Agreement

[TO COME BY AMENDMENT]

Approval of the Sub-Advisory Agreement

[TO COME BY AMENDMENT]


                             PORTFOLIO TRANSACTIONS

         Subject to policies established by the Board of Trustees of the Fund, the Sub-Adviser is responsible for placing purchase and sale orders and the allocation of brokerage on behalf of the Fund. Transactions in equity securities are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. In general, there may be no stated commission in the case of securities traded in over-the-counter markets, but the prices of those securities may include undisclosed commissions or mark-ups. Principal transactions are not entered into with affiliates of the Fund. The Fund has no obligations to deal with any broker or group of brokers in executing transactions in portfolio securities. In executing transactions, the Sub-Adviser seeks to obtain the best price and execution for the Fund, taking into account such factors as price, size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Sub-Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission available.

         Subject to obtaining the best price and execution, brokers who provide supplemental research, market and statistical information to the Sub-Adviser or its affiliates may receive orders for transactions by the Fund. The term "research, market and statistical information" includes advice as to the value of securities, and advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Sub-Adviser under the Sub-Advisory Agreement, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to Sub-Adviser and its affiliates in providing services to clients other than the Fund, and not all such information is used by the Sub-Adviser in connection with the Fund. Conversely, such information provided to the Sub-Adviser and its affiliates by brokers and dealers through whom other clients of the Sub-Adviser and its affiliates effect securities transactions may be useful to the Sub-Adviser in providing services to the Fund.

         Although investment decisions for the Fund are made independently from those of the other accounts managed by the Sub-Adviser and its affiliates, investments of the kind made by the Fund may also be made by those other accounts. When the same securities are purchased for or sold by the Fund and any of such other accounts, it is the policy of the Sub-Adviser and its affiliates to allocate such purchases and sales in the manner deemed fair and equitable to all of the accounts, including the Fund.

                               PORTFOLIO TURNOVER

         Portfolio turnover rate is calculated by dividing the lesser of an investment company's annual sales or purchases of portfolio securities by the monthly average value of securities in its portfolio during the year, excluding portfolio securities the maturities of which at the time of acquisition were one year or less. A high rate of portfolio turnover involves correspondingly greater brokerage commission expense than a lower rate, which expense must be borne by the Fund and indirectly by its shareholders. A higher rate of portfolio turnover may also result in taxable gains being passed to shareholders sooner than would otherwise be the case. The Fund anticipates that its annual portfolio turnover rate will be less than 100%.

                                    TAXATION

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund's Common Shares. Unless otherwise noted, this discussion assumes you are a U.S. shareholder and that you hold your Common Shares as a capital asset. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Fund and its Common Shareholders (including Common Shareholders owning a large position in the Fund), and the discussions set forth here and in the prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with any specific questions relating to federal, state, local and foreign taxes.

[TO COME]

                              GENERAL INFORMATION

Book-Entry-Only Issuance

         The Depository Trust Company ("DTC") will act as securities depository for the Common Shares offered pursuant to the prospectus. The information in this section concerning DTC and DTC's book-entry system is based upon information obtained from DTC. The securities offered hereby initially will be issued only as fully-registered securities registered in the name of Cede & Co. (as nominee for DTC). One or more fully-registered global security certificates initially will be issued, representing in the aggregate the total number of securities, and deposited with DTC.

         DTC is a limited-purpose trust company organized under the New York Banking Law, a "banking organization" within the meaning of the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934, as amended. DTC holds securities that its participants deposit with DTC. DTC also facilities the settlement among participants of securities transactions, such as transfers and pledges, in deposited securities through electronic computerized book-entry changes in participants' accounts, thereby eliminating the need for physical movement of securities certificates. Direct DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. Access to the DTC system is also available to others such as securities brokers and dealers, banks and trust companies that clear through or maintain a custodial relationship with a direct participant, either directly or indirectly through other entities.

         Purchases of securities within the DTC system must be made by or through direct participants, which will receive a credit for the securities on DTC's records. The ownership interest of each actual purchaser of a security, a beneficial owner, is in turn to be recorded on the direct or indirect participants' records. Beneficial owners will not receive written confirmation from DTC of their purchases, but beneficial owners are expected to receive written confirmations providing details of the transactions, as well as periodic statements of their holdings, from the direct or indirect participants through which the beneficial owners purchased securities. Transfers of ownership interests in securities are to be accomplished by entries made on the books of participants acting on behalf of beneficial owners. Beneficial owners will not receive certificates representing their ownership interests in securities, except as provided herein.

         DTC has no knowledge of the actual beneficial owners of the securities being offered pursuant to this prospectus; DTC's records reflect only the identity of the direct participants to whose accounts such securities are credited, which may or may not be the beneficial owners. The participants will remain responsible for keeping account of their holdings on behalf of their customers.

         Conveyance of notices and other communications by DTC to direct participants, by direct participants to indirect participants, and by direct participants and indirect participants to beneficial owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

         Payments on the securities will be made to DTC. DTC's practice is to credit direct participants' accounts on the relevant payment date in accordance with their respective holdings shown on DTC's records unless DTC has reason to believe that it will not receive payments on such payment date. Payments by participants to beneficial owners will be governed by standing instructions and customary practices and will be the responsibility of such participant and not of DTC or the Fund, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of dividends to DTC is the responsibility of the Fund, disbursement of such payments to direct participants is the responsibility of DTC, and disbursement of such payments to the beneficial owners is the responsibility of direct and indirect participants. Furthermore each beneficial owner must rely on the procedures of DTC to exercise any rights under the securities.

         DTC may discontinue providing its services as securities depository with respect to the securities at any time by giving reasonable notice to the Fund. Under such circumstances, in the event that a successor securities depository is not obtained, certificates representing the securities will be printed and delivered.

Counsel and Independent Registered Public Accounting Firm

         Skadden, Arps, Slate, Meagher & Flom LLP, Chicago, Illinois, is special counsel to the Fund in connection with the issuance of the Common Shares.

         [ ], serves as are the Independent Registered Public Accounting Firm of the Fund and will annually render an opinion on the financial statements of the Fund.

Code of Ethics

         The Fund, the Adviser and the Sub-Adviser each have adopted a code of ethics. The respective codes of ethics set forth restrictions on the trading activities of trustees/directors, officers and employees of the Fund, the Adviser, the Sub-Adviser and their affiliates, as applicable. The codes of ethics of the Fund, the Adviser and the Sub-Adviser are on file with the Securities and Exchange Commission and can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., that information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 942-8090. The codes of ethics are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of the codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                                                     Appendix A

                             RATINGS OF INVESTMENTS

STANDARD & POOR'S CORPORATION
-----------------------------

         A brief description of the applicable Standard & Poor's Corporation ("S&P") rating symbols and their meanings (as published by S&P) follows:

LONG-TERM DEBT

         An S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

2. Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATING

         Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics these are outweighed by major uncertainties or major exposures to adverse conditions.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

r The letter "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities who's principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is Federally insured by the Federal Savings & Loan Insurance Corporation or the Federal Deposit Insurance Corporation* In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the Federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is as signed to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal Payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         A commercial rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on

_______________________

* Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flow.

unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information or based on other circumstances.

PREFERRED SECURITIES

AAA This is the highest rating that may be assigned to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay preferred stock obligations. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category for issues in the A category.

BB As issue rated BB is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay the preferred stock obligation. While such issues will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.


MOODY'S INVESTORS SERVICE, INC.
-------------------------------

         A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM DEBT

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

Aaa Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issuer.

Aa Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba, B, Caa, Ca, and C

         Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

         Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         (P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Ba1 and B1.

SHORT-TERM LOANS

MIG                        1/VMIG 1 This designation denotes best quality.
                           There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2               This designation denotes high quality. Margins of
                           protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3               This designation denotes favorable quality. All
                           security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well-established.

MIG 4/VMIG 4               This designation denotes adequate quality.
                           Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S.G. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

COMMERCIAL PAPER

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

--   Leading market positions in well-established industries.
--   High rates of return on Funds employed.
-- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

PREFERRED SECURITIES RATINGS

aaa Preferred stocks which are rated "aaa" are considered to be top quality. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa Preferred stocks which are rated "aa" are considered to be high grade. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a Preferred stocks which are rated "a" are considered to be upper-medium grade. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: Preferred stocks which are rated "baa" are judged lover-medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba Preferred stocks which are rated "ba" are considered to have speculative elements and their future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

                                                                     Appendix B

                       PROXY VOTING POLICY AND PROCEDURES


                             [TO COME BY AMENDMENT]

                         REPORT OF INDEPENDENT AUDITORS

                             [TO COME BY AMENDMENT]

                         FINANCIAL STATEMENTS FOR FUND

                             [TO COME BY AMENDMENT]

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements And Exhibits

    (1)  Financial Statements

         Part A

         Report of Independent Accountants(2)

         Part B

         Statement of Assets and Liabilities(2)

    (2)  Exhibits

         (a)        Agreement and Declaration of Trust of Registrant(2)
         (b)        By-Laws of  Registrant(2)
         (c)        Not applicable
         (d)        Form of Specimen Share Certificate(2)
         (e)        Dividend Reinvestment Plan of Registrant(2)
         (f)        Not applicable
         (g)  (i)   Form of Investment Advisory Agreement between Registrant and
                    Claymore Advisors, LLC (the "Adviser")(2)
              (ii)  Form of Investment Sub-Advisory Agreement among Registrant,
                    Claymore Advisors, LLC and Fiduciary Asset
                    Management, LLC (the "Sub-Adviser") (2)
         (h)  (i)   Form of Purchase Agreement(2)
              (ii)  Form of Additional Compensation Agreement(2)
              (iii) Form of Dealer Agreement (2)
              (iv) Form of Agreement Among Underwriters(2)
         (i)        Not applicable
         (j)        Form of Custodian Agreement(2)
         (k)  (i)   Form of Stock Transfer Agency Agreement(2)
              (ii)  Form of Fund Accounting Agreement(2)
              (iii) Form of Administration Agreement (2)
         (l)        Opinion and Consent of Skadden, Arps, Slate, Meagher &
                    Flom LLP with respect to legality(2)
         (m)        Not applicable
         (n)        Consent of Independents Registered Public Accounting Firm(2)
         (o)        Not applicable
         (p)        Form of Initial Subscription Agreement(2)
         (q)        Not applicable
         (r)  (i)   Code of Ethics of the Registrant, the Adviser and Claymore
                    Securities, Inc.(2)
              (ii)  Code of Ethics of the Sub-Adviser(2)
         (s)        Power of Attorney (2)
         ___________________
         (1) Filed herewith
         (2) To be filed by further amendment.

Item 25.          Marketing Arrangements

         Reference is made to Exhibit 2(h) to this Registration Statement to be filed by amendment.

Item 26.          Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

NYSE listing fee......................................................... [  ]
SEC Registration fees.................................................... [  ]
Printing/engraving expenses.............................................. [  ]
Accounting fees.......................................................... [  ]
Legal fees............................................................... [  ]
NASD fee................................................................. [  ]
Miscellaneous............................................................ [  ]
          Total.......................................................... [  ]

Item 27.          Persons Controlled by or Under Common Control with Registrant

         None

Item 28.

                                                        Number of Record
         Title of Class                            Shareholders as of [  ], 2004
         --------------                            -----------------------------
         Common shares of beneficial                          [ ]
         interest, par value $0.01 per share

Item 29.          Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

     5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this
Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

     5.2 MANDATORY INDEMNIFICATION. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal. (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below. (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification. (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940
Act) or any other right to which he or she may be lawfully entitled. (e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

         5.3 NO BOND REQUIRED OF TRUSTEES. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

         5.4 NO DUTY OF INVESTIGATION; NOTICE IN FUND INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

         5.5 RELIANCE ON EXPERTS. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Item 30.     Business and Other Connections of the Adviser and the Sub-Adviser

         The Adviser, a limited liability company organized under the laws of Delaware, acts as investment adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-62515).

         The Sub-Adviser, a limited liability company organized under the laws of Wisconsin, acts as sub-adviser to the Registrant. The Registrant is fulfilling the requirement of this Item 30 to provide a list of the officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Sub-Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Sub-Adviser filed with the commission pursuant to the Investment Advisers Act of 1940 (Commission File No. 801-46751).

Item 31.          Location of Accounts and Records

         The accounts and records of the Registrant are maintained in part at the offices of the Fund at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the offices of the Adviser at 2455 Corporate West Drive, Lisle, Illinois 60532, in part at the offices of the Sub-Adviser at 8112 Maryland Avenue, Suite 400, St. Louis, Missouri 63105, in part at the offices of the Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent at The Bank of New York, 101 Barclay Street, New York, New York 10216.

Item 32.          Management Services

             Not applicable.

Item 33.          Undertakings

1. Registrant undertakes to suspend the offering of Common Shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value, as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.       Not applicable.

3.       Not applicable.

4.       Not applicable.

5. Registrant undertakes that, for the purpose of determining any liability under the 1933 Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

         Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

6. Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this Registration Statement.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registrant's Registration Statement has been signed on behalf of the Registrant, in the City of Lisle, State of Illinois, on the 12th day of October, 2004.


                            By: /s/ Nicholas Dalmaso
                            --------------------------------
                            By: Nicholas Dalmaso, Trustee


         As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities set forth below on the 12th day of October, 2004.



Principal Executive and Financial Officer:

  /s/ Nicholas Dalmaso                     Sole Trustee, Chief Legal and
--------------------------------------     Executive Officer, Chief Financial
Nicholas Dalmaso..                         Officer and Treasurer